UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF

REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-05262

MFS SERIES TRUST VIII

(Exact name of registrant as specified in charter)

111 Huntington Avenue, Boston, Massachusetts 02199

(Address of principal executive offices) (Zip code)

Susan S. Newton

Massachusetts Financial Services Company

111 Huntington Avenue

Boston, Massachusetts 02199

(Name and address of agents for service)

Registrant’s telephone number, including area code: (617) 954-5000

Date of fiscal year end: October 31

Date of reporting period: April 30, 2015

ITEM 1.	REPORTS TO STOCKHOLDERS.

SEMIANNUAL REPORT

April 30, 2015

MFS® GLOBAL GROWTH FUND

WGF-SEM

MFS® GLOBAL GROWTH FUND

The report is prepared for the general information of shareholders.

It is authorized for distribution to prospective investors only when preceded or accompanied by a current prospectus.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

LETTER FROM THE CHAIRMAN

Dear Shareholders:

Global economic expansion slowed in early 2015 as the pace of U.S. growth decelerated sharply. Harsh weather hurt U.S. domestic demand, and a strong dollar made exports more expensive. Also contributing to weakness were a slow, tentative eurozone economic recovery, a steady downturn in China’s pace of growth and ongoing sluggishness in Japan.

Asian and European central banks are making concerted stimulus efforts. The European Central Bank’s quantitative easing program shows early signs of gaining traction. The People’s Bank of China has introduced a series of targeted monetary policy actions. The Bank of Japan remains focused on its target of 2% consumer price inflation.

With little sign of inflation, the U.S. Federal Reserve has remained accommodative in the face of these global headwinds, though interest rate increases are expected to begin later this year.

The world’s financial markets have become increasingly complex in recent years. Now more than ever, it is important to understand companies on a global basis. At MFS®, we believe our integrated research platform, collaborative culture, active risk management process and long-term focus give us a research advantage.

As investors, we aim to add long-term value. We believe this approach will serve you well as you work with your financial advisor to reach your investment objectives.

Respectfully,

Robert J. Manning

Chairman

MFS Investment Management

June 16, 2015

The opinions expressed in this letter are subject to change and may not be relied upon for investment advice. No forecasts can be guaranteed.

1

PORTFOLIO COMPOSITION

Portfolio structure

Top ten holdings
Accenture PLC, “A”	2.6%
Schlumberger Ltd.	2.4%
Google, Inc., “A”	2.4%
Visa, Inc., “A”	2.2%
Danone S.A.	2.1%
LVMH Moet Hennessy Louis Vuitton S.A.	2.1%
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	2.0%
Colgate-Palmolive Co.	2.0%
Nestle S.A.	1.9%
Compass Group PLC	1.8%

Equity sectors
Consumer Staples	16.3%
Industrial Goods & Services	12.3%
Technology	12.3%
Special Products & Services	12.0%
Retailing	11.7%
Financial Services	9.8%
Health Care	8.4%
Basic Materials	7.2%
Leisure	5.2%
Energy	2.8%
Autos & Housing	1.3%

Issuer country weightings (x)
United States	55.6%
United Kingdom	12.2%
France	9.0%
Switzerland	6.5%
Brazil	2.7%
Germany	2.4%
Denmark	2.1%
Taiwan	2.0%
China	1.9%
Other Countries	5.6%

Currency exposure weightings (y)
United States Dollar	56.6%
British Pound Sterling	12.2%
Euro	11.4%
Swiss Franc	6.5%
Brazilian Real	2.7%
Danish Krone	2.1%
Hong Kong Dollar	2.0%
Taiwan Dollar	2.0%
Indian Rupee	1.2%
Other Currencies	3.3%

2

Portfolio Composition – continued

(x)	Represents the portfolio’s exposure to issuer countries as a percentage of a portfolio’s net assets. For purposes of this presentation, United States includes Cash & Other.
(y)	Represents the portfolio’s exposure to a particular currency as a percentage of a portfolio’s net assets. For purposes of this presentation, United States Dollar includes Cash & Other.

Cash & Other can include cash, other assets less liabilities, offsets to derivative positions, and short-term securities.

Percentages are based on net assets as of 4/30/15.

The portfolio is actively managed and current holdings may be different.

3

EXPENSE TABLE

Fund expenses borne by the shareholders during the period, November 1, 2014 through April 30, 2015

As a shareholder of the fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on certain purchase or redemption payments, and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period November 1, 2014 through April 30, 2015.

Actual Expenses

The first line for each share class in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each share class in the following table provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line for each share class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

4

Expense Table – continued

Share Class		Annualized Expense Ratio	Beginning Account Value 11/01/14	Ending Account Value 4/30/15	Expenses Paid During Period (p) 11/01/14-4/30/15
A	Actual	1.44%	$1,000.00	$1,063.77	$7.37
	Hypothetical (h)	1.44%	$1,000.00	$1,017.65	$7.20
B	Actual	2.20%	$1,000.00	$1,059.77	$11.24
	Hypothetical (h)	2.20%	$1,000.00	$1,013.88	$10.99
C	Actual	2.20%	$1,000.00	$1,059.74	$11.24
	Hypothetical (h)	2.20%	$1,000.00	$1,013.88	$10.99
I	Actual	1.20%	$1,000.00	$1,064.86	$6.14
	Hypothetical (h)	1.20%	$1,000.00	$1,018.84	$6.01
R1	Actual	2.20%	$1,000.00	$1,059.85	$11.24
	Hypothetical (h)	2.20%	$1,000.00	$1,013.88	$10.99
R2	Actual	1.70%	$1,000.00	$1,062.27	$8.69
	Hypothetical (h)	1.70%	$1,000.00	$1,016.36	$8.50
R3	Actual	1.45%	$1,000.00	$1,063.70	$7.42
	Hypothetical (h)	1.45%	$1,000.00	$1,017.60	$7.25
R4	Actual	1.20%	$1,000.00	$1,064.91	$6.14
	Hypothetical (h)	1.20%	$1,000.00	$1,018.84	$6.01
R5	Actual	1.12%	$1,000.00	$1,065.57	$5.74
	Hypothetical (h)	1.12%	$1,000.00	$1,019.24	$5.61

(h)	5% class return per year before expenses.
(p)	“Expenses Paid During Period” are equal to each class’s annualized expense ratio, as shown above, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). Expenses paid do not include any applicable sales charges (loads). If these transaction costs had been included, your costs would have been higher.

Notes to Expense Table

Each class with a Rule 12b-1 service fee is subject to a rebate of a portion of such fee. Such rebates are included in the expense ratios above. For Class A shares, this rebate reduced the expense ratio above by 0.01%. See Note 3 in the Notes to Financial Statements for additional information.

5

PORTFOLIO OF INVESTMENTS

4/30/15 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Common Stocks - 99.3%
Issuer	Shares/Par	Value ($)

Aerospace - 3.4%
Precision Castparts Corp.	5,180	$1,070,658
Rolls-Royce Holdings PLC	213,133	3,415,313
United Technologies Corp.	31,107	3,538,421

		$8,024,392
Alcoholic Beverages - 5.2%
AmBev S.A., ADR	383,581	$2,428,068
Carlsberg Group	37,708	3,442,255
Diageo PLC	84,914	2,358,476
Pernod Ricard S.A.	31,715	3,936,714

		$12,165,513
Apparel Manufacturers - 6.6%
Burberry Group PLC	121,242	$3,239,050
Compagnie Financiere Richemont S.A.	13,915	1,242,233
LVMH Moet Hennessy Louis Vuitton S.A.	28,290	4,946,688
NIKE, Inc., “B”	18,165	1,795,429
Samsonite International S.A.	599,400	2,192,488
VF Corp.	27,170	1,967,923

		$15,383,811
Automotive - 0.5%
Johnson Controls, Inc.	25,028	$1,260,911

Broadcasting - 4.3%
Discovery Communications, Inc., “A” (a)	38,003	$1,229,777
Time Warner, Inc.	32,905	2,777,511
Twenty-First Century Fox, Inc.	120,783	4,116,285
Walt Disney Co.	16,832	1,829,975

		$9,953,548
Brokerage & Asset Managers - 2.5%
BM&F Bovespa S.A.	317,080	$1,306,017
CME Group, Inc.	17,186	1,562,379
Franklin Resources, Inc.	55,950	2,884,782

		$5,753,178
Business Services - 11.9%
Accenture PLC, “A”	66,487	$6,160,021
Brenntag AG	41,958	2,534,209

6

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Common Stocks - continued
Business Services - continued
Cognizant Technology Solutions Corp., “A” (a)	55,062	$3,223,329
Compass Group PLC	232,222	4,116,654
Equifax, Inc.	33,071	3,205,572
Experian Group Ltd.	112,438	2,010,246
Fidelity National Information Services, Inc.	53,196	3,324,218
Intertek Group PLC	83,241	3,322,222

		$27,896,471
Chemicals - 2.1%
LyondellBasell Industries N.V., “A”	20,408	$2,112,636
Monsanto Co.	25,152	2,866,322

		$4,978,958
Computer Software - 2.3%
Dassault Systemes S.A.	27,698	$2,135,628
Oracle Corp.	72,237	3,150,978

		$5,286,606
Computer Software - Systems - 2.3%
Apple, Inc.	21,341	$2,670,826
EMC Corp.	101,301	2,726,010

		$5,396,836
Construction - 0.7%
Sherwin-Williams Co.	6,145	$1,708,310

Consumer Products - 3.9%
Colgate-Palmolive Co.	68,083	$4,580,624
L’Oreal S.A. (l)	15,641	2,983,846
Reckitt Benckiser Group PLC	16,805	1,500,594

		$9,065,064
Electrical Equipment - 6.7%
Amphenol Corp., “A”	28,783	$1,593,715
Danaher Corp.	49,595	4,060,839
Legrand S.A.	19,220	1,110,411
Mettler-Toledo International, Inc. (a)	9,637	3,055,025
Schneider Electric S.A. (l)	12,706	947,501
Sensata Technologies Holding B.V. (a)	18,155	1,002,338
W.W. Grainger, Inc.	15,483	3,846,442

		$15,616,271
Electronics - 4.1%
Microchip Technology, Inc.	35,080	$1,671,737
Samsung Electronics Co. Ltd.	1,069	1,402,009

7

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Common Stocks - continued
Electronics - continued
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	189,460	$4,630,402
Texas Instruments, Inc.	35,810	1,941,260

		$9,645,408
Energy - Integrated - 0.4%
BG Group PLC	47,959	$870,522

Food & Beverages - 7.2%
Chr. Hansen Holding A.S.	31,785	$1,539,119
Danone S.A. (l)	68,675	4,964,926
M. Dias Branco S.A. Industria e Comercio de Alimentos	37,305	1,071,500
Mead Johnson Nutrition Co., “A”	24,971	2,395,218
Nestle S.A.	56,851	4,433,223
Want Want China Holdings Ltd.	2,286,000	2,509,997

		$16,913,983
Food & Drug Stores - 2.1%
CVS Health Corp.	37,581	$3,731,417
Sundrug Co. Ltd.	22,800	1,137,519

		$4,868,936
General Merchandise - 1.2%
Dollarama, Inc.	22,612	$1,298,433
Lojas Renner S.A.	40,439	1,409,953

		$2,708,386
Internet - 3.6%
Alibaba Group Holding Ltd., ADR (a)	22,353	$1,817,075
Google, Inc., “A” (a)	10,021	5,499,224
Naver Corp.	1,790	1,081,462

		$8,397,761
Machinery & Tools - 2.2%
Colfax Corp. (a)	56,071	$2,780,561
Schindler Holding AG	13,575	2,310,693

		$5,091,254
Major Banks - 0.7%
Standard Chartered PLC	98,917	$1,617,678

Medical & Health Technology & Services - 0.9%
Express Scripts Holding Co. (a)	23,108	$1,996,531

8

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Common Stocks - continued
Medical Equipment - 5.2%
Abbott Laboratories	51,803	$2,404,695
DENTSPLY International, Inc.	62,169	3,170,619
Sonova Holding AG	7,150	991,485
Thermo Fisher Scientific, Inc.	27,029	3,397,005
Waters Corp. (a)	18,302	2,291,227

		$12,255,031
Metals & Mining - 0.7%
Rio Tinto PLC	36,232	$1,614,024

Oil Services - 2.4%
Schlumberger Ltd.	60,170	$5,692,684

Other Banks & Diversified Financials - 6.7%
Credicorp Ltd.	16,067	$2,451,021
HDFC Bank Ltd.	174,373	2,718,946
Julius Baer Group Ltd.	50,658	2,672,109
MasterCard, Inc., “A”	18,824	1,698,113
Sberbank of Russia, ADR	147,205	874,172
Visa, Inc., “A”	77,765	5,136,378

		$15,550,739
Pharmaceuticals - 2.3%
Roche Holding AG	12,477	$3,593,869
Zoetis, Inc.	40,221	1,786,617

		$5,380,486
Restaurants - 0.9%
Whitbread PLC	26,792	$2,157,675

Specialty Chemicals - 4.4%
Croda International PLC	51,261	$2,227,193
Ecolab, Inc.	25,144	2,815,625
Linde AG	9,237	1,810,174
Praxair, Inc.	16,346	1,993,068
Symrise AG	21,912	1,338,901

		$10,184,961
Specialty Stores - 1.9%
AutoZone, Inc. (a)	4,837	$3,253,656
TJX Cos., Inc.	17,699	1,142,293

		$4,395,949
Total Common Stocks (Identified Cost, $174,619,241)		$231,831,877

9

Portfolio of Investments (unaudited) – continued

Preferred Stocks - 0.0%
Issuer	Shares/Par	Value ($)

Aerospace - 0.0%
Rolls-Royce Holdings PLC, “C” (Identified Cost, $0) (a)	30,051,753	$46,129

Money Market Funds - 0.5%
MFS Institutional Money Market Portfolio, 0.09%, at Cost and Net Asset Value (v)	1,236,346	$1,236,346

Collateral for Securities Loaned - 3.0%
JPMorgan Prime Money Market Fund, 0.11%, at Cost and Net Asset Value (j)	6,952,582	$6,952,582
Total Investments (Identified Cost, $182,808,169)		$240,066,934

Other Assets, Less Liabilities - (2.8)%		(6,631,719)
Net Assets - 100.0%		$233,435,215

(a)	Non-income producing security.
(j)	The rate quoted is the annualized seven-day yield of the fund at period end.
(l)	A portion of this security is on loan.
(v)	Underlying affiliated fund that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.

The following abbreviations are used in this report and are defined:

ADR	American Depositary Receipt
PLC	Public Limited Company

See Notes to Financial Statements

10

Financial Statements

STATEMENT OF ASSETS AND LIABILITIES

At 4/30/15 (unaudited)

This statement represents your fund’s balance sheet, which details the assets and liabilities comprising the total value of the fund.

Assets
Investments
Non-affiliated issuers, at value (identified cost, $181,571,823)	$238,830,588
Underlying affiliated funds, at cost and value	1,236,346
Total investments, at value, including $6,676,647 of securities on loan (identified cost, $182,808,169)	$240,066,934
Receivables for
Fund shares sold	109,528
Interest and dividends	471,597
Other assets	1,085
Total assets	$240,649,144
Liabilities
Payable for fund shares reacquired	$120,172
Collateral for securities loaned, at value	6,952,582
Payable to affiliates
Investment adviser	10,463
Shareholder servicing costs	89,687
Distribution and service fees	3,959
Payable for independent Trustees’ compensation	6,623
Accrued expenses and other liabilities	30,443
Total liabilities	$7,213,929
Net assets	$233,435,215
Net assets consist of
Paid-in capital	$168,253,293
Unrealized appreciation (depreciation) on investments and translation of assets and liabilities in foreign currencies	57,257,683
Accumulated net realized gain (loss) on investments and foreign currency	7,331,489
Undistributed net investment income	592,750
Net assets	$233,435,215
Shares of beneficial interest outstanding	6,728,316

11

Statement of Assets and Liabilities (unaudited) – continued

	Net assets	Shares outstanding	Net asset value per share (a)
Class A	$189,650,164	5,410,999	$35.05
Class B	6,586,497	208,654	31.57
Class C	14,370,810	460,190	31.23
Class I	13,919,486	388,987	35.78
Class R1	713,603	22,894	31.17
Class R2	3,230,410	94,555	34.16
Class R3	3,874,754	111,055	34.89
Class R4	963,112	27,451	35.08
Class R5	126,379	3,531	35.80

(a)	Maximum offering price per share was equal to the net asset value per share for all share classes, except for Class A, for which the maximum offering price per share was $37.19 [100 / 94.25 x $35.05]. On sales of $50,000 or more, the maximum offering price of Class A shares is reduced. A contingent deferred sales charge may be imposed on redemptions of Class A, Class B, and Class C shares. Redemption price per share was equal to the net asset value per share for Classes I, R1, R2, R3, R4, and R5.

See Notes to Financial Statements

12

Financial Statements

STATEMENT OF OPERATIONS

Six months ended 4/30/15 (unaudited)

This statement describes how much your fund earned in investment income and accrued in expenses. It also describes any gains and/or losses generated by fund operations.

Net investment income
Income
Dividends	$2,404,978
Interest	47,534
Dividends from underlying affiliated funds	678
Foreign taxes withheld	(139,084)
Total investment income	$2,314,106
Expenses
Management fee	$1,027,585
Distribution and service fees	350,851
Shareholder servicing costs	177,786
Administrative services fee	23,211
Independent Trustees’ compensation	4,771
Custodian fee	32,735
Shareholder communications	13,015
Audit and tax fees	35,162
Legal fees	974
Miscellaneous	62,874
Total expenses	$1,728,964
Fees paid indirectly	(1)
Reduction of expenses by investment adviser and distributor	(14,613)
Net expenses	$1,714,350
Net investment income	$599,756
Realized and unrealized gain (loss) on investments and foreign currency
Realized gain (loss) (identified cost basis)
Investments	$7,470,474
Foreign currency	13,411
Net realized gain (loss) on investments and foreign currency	$7,483,885
Change in unrealized appreciation (depreciation)
Investments	$6,026,739
Translation of assets and liabilities in foreign currencies	5,330
Net unrealized gain (loss) on investments and foreign currency translation	$6,032,069
Net realized and unrealized gain (loss) on investments and foreign currency	$13,515,954
Change in net assets from operations	$14,115,710

See Notes to Financial Statements

13

Financial Statements

STATEMENTS OF CHANGES IN NET ASSETS

These statements describe the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.

Change in net assets	Six months ended 4/30/15 (unaudited)	Year ended 10/31/14
From operations
Net investment income	$599,756	$659,583
Net realized gain (loss) on investments and foreign currency	7,483,885	9,679,599
Net unrealized gain (loss) on investments and foreign currency translation	6,032,069	1,246,065
Change in net assets from operations	$14,115,710	$11,585,247
Distributions declared to shareholders
From net investment income	$(624,033)	$(562,037)
From net realized gain on investments	(9,041,050)	(7,102,037)
Total distributions declared to shareholders	$(9,665,083)	$(7,664,074)
Change in net assets from fund share transactions	$1,483,528	$(5,061,144)
Total change in net assets	$5,934,155	$(1,139,971)
Net assets
At beginning of period	227,501,060	228,641,031
At end of period (including undistributed net investment income of $592,750 and $617,027, respectively)	$233,435,215	$227,501,060

See Notes to Financial Statements

14

Financial Statements

FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the fund’s financial performance for the semiannual period and the past 5 fiscal years (or life of a particular share class, if shorter). Certain information reflects financial results for a single fund share. The total returns in the table represent the rate by which an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.

	Six months ended 4/30/15 (unaudited)		Years ended 10/31
Class A			2014	2013	2012	2011	2010

Net asset value, beginning of period	$34.44		$33.89	$27.45	$25.50	$24.88	$21.93
Income (loss) from investment operations
Net investment income (d)	$0.10		$0.12	$0.10	$0.09	$0.11	$0.08
Net realized and unrealized gain (loss) on investments and foreign currency	1.98		1.57	6.41	1.93	0.57	2.96
Total from investment operations	$2.08		$1.69	$6.51	$2.02	$0.68	$3.04
Less distributions declared to shareholders
From net investment income	$(0.10)		$(0.09)	$(0.07)	$(0.07)	$(0.06)	$(0.09)
From net realized gain on investments	(1.37)		(1.05)	—	—	—	—
Total distributions declared to shareholders	$(1.47)		$(1.14)	$(0.07)	$(0.07)	$(0.06)	$(0.09)
Net asset value, end of period (x)	$35.05		$34.44	$33.89	$27.45	$25.50	$24.88
Total return (%) (r)(s)(t)(x)	6.38	(n)	5.21	23.77	7.98	2.73	13.92
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.46	(a)	1.45	1.49	1.53	1.53	1.55
Expenses after expense reductions (f)	1.44	(a)	1.44	1.49	1.53	1.53	1.55
Net investment income	0.58	(a)	0.35	0.33	0.33	0.42	0.34
Portfolio turnover	14	(n)	27	31	37	39	63
Net assets at end of period (000 omitted)	$189,650		$185,254	$186,818	$159,905	$164,474	$183,544

See Notes to Financial Statements

15

Financial Highlights – continued

	Six months ended 4/30/15 (unaudited)		Years ended 10/31
Class B			2014	2013	2012	2011	2010

Net asset value, beginning of period	$31.18		$30.92	$25.18	$23.49	$23.03	$20.37
Income (loss) from investment operations
Net investment loss (d)	$(0.03)		$(0.13)	$(0.12)	$(0.10)	$(0.08)	$(0.09)
Net realized and unrealized gain (loss) on investments and foreign currency	1.79		1.44	5.86	1.79	0.54	2.75
Total from investment operations	$1.76		$1.31	$5.74	$1.69	$0.46	$2.66
Less distributions declared to shareholders
From net realized gain on investments	$(1.37)		$(1.05)	$—	$—	$—	$—
Net asset value, end of period (x)	$31.57		$31.18	$30.92	$25.18	$23.49	$23.03
Total return (%) (r)(s)(t)(x)	5.98	(n)	4.44	22.80	7.19	2.00	13.06
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	2.21	(a)	2.20	2.24	2.28	2.28	2.30
Expenses after expense reductions (f)	2.20	(a)	2.19	2.24	2.28	2.28	2.30
Net investment loss	(0.18	)(a)	(0.41)	(0.42)	(0.43)	(0.35)	(0.43)
Portfolio turnover	14	(n)	27	31	37	39	63
Net assets at end of period (000 omitted)	$6,586		$6,903	$8,165	$7,966	$9,854	$13,563

See Notes to Financial Statements

16

Financial Highlights – continued

	Six months ended 4/30/15 (unaudited)		Years ended 10/31
Class C			2014	2013	2012	2011	2010

Net asset value, beginning of period	$30.86		$30.62	$24.93	$23.25	$22.81	$20.17
Income (loss) from investment operations
Net investment loss (d)	$(0.02)		$(0.13)	$(0.12)	$(0.10)	$(0.07)	$(0.09)
Net realized and unrealized gain (loss) on investments and foreign currency	1.76		1.42	5.81	1.78	0.51	2.73
Total from investment operations	$1.74		$1.29	$5.69	$1.68	$0.44	$2.64
Less distributions declared to shareholders
From net realized gain on investments	$(1.37)		$(1.05)	$—	$—	$—	$—
Net asset value, end of period (x)	$31.23		$30.86	$30.62	$24.93	$23.25	$22.81
Total return (%) (r)(s)(t)(x)	5.97	(n)	4.42	22.82	7.23	1.93	13.09
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	2.21	(a)	2.20	2.24	2.28	2.28	2.30
Expenses after expense reductions (f)	2.20	(a)	2.19	2.24	2.28	2.28	2.30
Net investment loss	(0.16	)(a)	(0.41)	(0.43)	(0.42)	(0.31)	(0.41)
Portfolio turnover	14	(n)	27	31	37	39	63
Net assets at end of period (000 omitted)	$14,371		$13,431	$13,433	$11,304	$11,327	$14,485

See Notes to Financial Statements

17

Financial Highlights – continued

	Six months ended 4/30/15 (unaudited)		Years ended 10/31
Class I			2014	2013	2012	2011	2010

Net asset value, beginning of period	$35.18		$34.59	$28.02	$26.03	$25.39	$22.37
Income (loss) from investment operations
Net investment income (d)	$0.14		$0.20	$0.18	$0.16	$0.18	$0.14
Net realized and unrealized gain (loss) on investments and foreign currency	2.02		1.61	6.53	1.97	0.58	3.02
Total from investment operations	$2.16		$1.81	$6.71	$2.13	$0.76	$3.16
Less distributions declared to shareholders
From net investment income	$(0.19)		$(0.17)	$(0.14)	$(0.14)	$(0.12)	$(0.14)
From net realized gain on investments	(1.37)		(1.05)	—	—	—	—
Total distributions declared to shareholders	$(1.56)		$(1.22)	$(0.14)	$(0.14)	$(0.12)	$(0.14)
Net asset value, end of period (x)	$35.78		$35.18	$34.59	$28.02	$26.03	$25.39
Total return (%) (r)(s)(x)	6.49	(n)	5.47	24.05	8.29	2.99	14.18
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.21	(a)	1.20	1.24	1.28	1.28	1.30
Expenses after expense reductions (f)	1.20	(a)	1.20	1.24	1.28	1.28	1.30
Net investment income	0.83	(a)	0.59	0.56	0.58	0.67	0.60
Portfolio turnover	14	(n)	27	31	37	39	63
Net assets at end of period (000 omitted)	$13,919		$13,174	$11,511	$7,513	$6,731	$6,788

See Notes to Financial Statements

18

Financial Highlights – continued

	Six months ended 4/30/15 (unaudited)		Years ended 10/31
Class R1			2014	2013	2012	2011	2010

Net asset value, beginning of period	$30.80		$30.57	$24.88	$23.22	$22.77	$20.14
Income (loss) from investment operations
Net investment loss (d)	$(0.02)		$(0.14)	$(0.12)	$(0.09)	$(0.08)	$(0.08)
Net realized and unrealized gain (loss) on investments and foreign currency	1.76		1.42	5.81	1.75	0.53	2.71
Total from investment operations	$1.74		$1.28	$5.69	$1.66	$0.45	$2.63
Less distributions declared to shareholders
From net realized gain on investments	$(1.37)		$(1.05)	$—	$—	$—	$—
Net asset value, end of period (x)	$31.17		$30.80	$30.57	$24.88	$23.22	$22.77
Total return (%) (r)(s)(x)	5.99	(n)	4.39	22.87	7.15	1.98	13.06
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	2.21	(a)	2.20	2.24	2.28	2.28	2.30
Expenses after expense reductions (f)	2.20	(a)	2.20	2.24	2.28	2.28	2.30
Net investment loss	(0.16	)(a)	(0.44)	(0.42)	(0.39)	(0.33)	(0.38)
Portfolio turnover	14	(n)	27	31	37	39	63
Net assets at end of period (000 omitted)	$714		$687	$867	$763	$775	$791

See Notes to Financial Statements

19

Financial Highlights – continued

	Six months ended 4/30/15 (unaudited)		Years ended 10/31
Class R2			2014		2013	2012	2011		2010

Net asset value, beginning of period	$33.55		$33.04		$26.76	$24.84	$24.25		$21.37
Income (loss) from investment operations
Net investment income (d)	$0.06		$0.03		$0.03	$0.02	$0.04		$0.02
Net realized and unrealized gain (loss) on investments and foreign currency	1.92		1.53		6.25	1.90	0.55		2.90
Total from investment operations	$1.98		$1.56		$6.28	$1.92	$0.59		$2.92
Less distributions declared to shareholders
From net investment income	$—		$(0.00	)(w)	$—	$—	$(0.00	)(w)	$(0.04)
From net realized gain on investments	(1.37)		(1.05)		—	—	—		—
Total distributions declared to shareholders	$(1.37)		$(1.05)		$—	$—	$(0.00	)(w)	$(0.04)
Net asset value, end of period (x)	$34.16		$33.55		$33.04	$26.76	$24.84		$24.25
Total return (%) (r)(s)(x)	6.23	(n)	4.94		23.47	7.73	2.45		13.66
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.71	(a)	1.70		1.74	1.78	1.78		1.80
Expenses after expense reductions (f)	1.70	(a)	1.70		1.74	1.78	1.78		1.80
Net investment income	0.33	(a)	0.10		0.08	0.09	0.14		0.10
Portfolio turnover	14	(n)	27		31	37	39		63
Net assets at end of period (000 omitted)	$3,230		$3,050		$3,372	$3,250	$4,586		$5,250

See Notes to Financial Statements

20

Financial Highlights – continued

	Six months ended 4/30/15 (unaudited)		Years ended 10/31
Class R3			2014	2013	2012	2011	2010

Net asset value, beginning of period	$34.29		$33.75	$27.35	$25.41	$24.80	$21.86
Income (loss) from investment operations
Net investment income (d)	$0.10		$0.12	$0.10	$0.09	$0.11	$0.08
Net realized and unrealized gain (loss) on investments and foreign currency	1.97		1.56	6.38	1.93	0.56	2.96
Total from investment operations	$2.07		$1.68	$6.48	$2.02	$0.67	$3.04
Less distributions declared to shareholders
From net investment income	$(0.10)		$(0.09)	$(0.08)	$(0.08)	$(0.06)	$(0.10)
From net realized gain on investments	(1.37)		(1.05)	—	—	—	—
Total distributions declared to shareholders	$(1.47)		$(1.14)	$(0.08)	$(0.08)	$(0.06)	$(0.10)
Net asset value, end of period (x)	$34.89		$34.29	$33.75	$27.35	$25.41	$24.80
Total return (%) (r)(s)(x)	6.37	(n)	5.21	23.74	8.00	2.72	13.93
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.46	(a)	1.45	1.49	1.53	1.53	1.55
Expenses after expense reductions (f)	1.45	(a)	1.44	1.49	1.53	1.53	1.55
Net investment income	0.57	(a)	0.34	0.32	0.32	0.42	0.34
Portfolio turnover	14	(n)	27	31	37	39	63
Net assets at end of period (000 omitted)	$3,875		$4,002	$3,419	$2,942	$2,693	$2,528

See Notes to Financial Statements

21

Financial Highlights – continued

	Six months ended 4/30/15 (unaudited)		Years ended 10/31
Class R4			2014	2013	2012	2011	2010

Net asset value, beginning of period	$34.52		$33.97	$27.52	$25.57	$24.95	$21.98
Income (loss) from investment operations
Net investment income (d)	$0.14		$0.21	$0.12	$0.14	$0.17	$0.14
Net realized and unrealized gain (loss) on investments and foreign currency	1.98		1.56	6.47	1.95	0.57	2.97
Total from investment operations	$2.12		$1.77	$6.59	$2.09	$0.74	$3.11
Less distributions declared to shareholders
From net investment income	$(0.19)		$(0.17)	$(0.14)	$(0.14)	$(0.12)	$(0.14)
From net realized gain on investments	(1.37)		(1.05)	—	—	—	—
Total distributions declared to shareholders	$(1.56)		$(1.22)	$(0.14)	$(0.14)	$(0.12)	$(0.14)
Net asset value, end of period (x)	$35.08		$34.52	$33.97	$27.52	$25.57	$24.95
Total return (%) (r)(s)(x)	6.49	(n)	5.47	24.05	8.28	2.96	14.21
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.21	(a)	1.20	1.25	1.28	1.28	1.30
Expenses after expense reductions (f)	1.20	(a)	1.19	1.25	1.28	1.28	1.30
Net investment income	0.83	(a)	0.62	0.39	0.51	0.67	0.60
Portfolio turnover	14	(n)	27	31	37	39	63
Net assets at end of period (000 omitted)	$963		$881	$942	$292	$175	$171

See Notes to Financial Statements

22

Financial Highlights – continued

	Six months ended 4/30/15 (unaudited)		Year ended	Period ended
Class R5			10/31/14	10/31/13 (i)

Net asset value, beginning of period	$35.20		$34.61	$30.79
Income (loss) from investment operations
Net investment income (d)	$0.16		$0.23	$0.15
Net realized and unrealized gain (loss) on investments and foreign currency	2.02		1.60	3.67	(g)
Total from investment operations	$2.18		$1.83	$3.82
Less distributions declared to shareholders
From net investment income	$(0.21)		$(0.19)	$—
From net realized gain on investments	(1.37)		(1.05)	—
Total distributions declared to shareholders	$(1.58)		$(1.24)	$—
Net asset value, end of period (x)	$35.80		$35.20	$34.61
Total return (%) (r)(s)(x)	6.56	(n)	5.52	12.41	(n)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.13	(a)	1.13	1.15	(a)
Expenses after expense reductions (f)	1.12	(a)	1.12	1.15	(a)
Net investment income	0.91	(a)	0.66	0.68	(a)
Portfolio turnover	14	(n)	27	31
Net assets at end of period (000 omitted)	$126		$119	$112

(a)	Annualized.
(d)	Per share data is based on average shares outstanding.
(f)	Ratios do not reflect reductions from fees paid indirectly, if applicable.
(g)	The per share amount is not in accordance with the net realized and unrealized gain/loss for the period because of the timing of sales of fund shares and the per share amount of realized and unrealized gains and losses at such time.
(i)	For the period from the class inception, March 1, 2013, through the stated period end.
(n)	Not annualized.
(r)	Certain expenses have been reduced without which performance would have been lower.
(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
(t)	Total returns do not include any applicable sales charges.
(w)	Per share amount was less than $0.01.
(x)	The net asset values per share and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.

See Notes to Financial Statements

23

NOTES TO FINANCIAL STATEMENTS

(unaudited)

(1) Business and Organization

MFS Global Growth Fund (the fund) is a diversified series of MFS Series Trust VIII (the trust). The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.

The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investment Companies.

(2) Significant Accounting Policies

General – The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. In the preparation of these financial statements, management has evaluated subsequent events occurring after the date of the fund’s Statement of Assets and Liabilities through the date that the financial statements were issued. The fund invests in foreign securities, including securities of emerging market issuers. Investments in foreign securities are vulnerable to the effects of changes in the relative values of the local currency and the U.S. dollar and to the effects of changes in each country’s legal, political, and economic environment. The markets of emerging markets countries are generally more volatile than the markets of developed countries with more mature economies. All of the risks of investing in foreign securities previously described are heightened when investing in emerging markets countries.

In June 2014, FASB issued Accounting Standards Update 2014-11, Transfers and Servicing (Topic 860) – Repurchase-to-Maturity Transactions, Repurchase Financings, and Disclosures (“ASU 2014-11”). ASU 2014-11 changes the accounting for repurchase-to-maturity transactions (i.e., repurchase agreements that settle at the same time as the maturity of the transferred financial asset) and enhances the required disclosures for repurchase agreements and other similar transactions. Although still evaluating the potential impacts of ASU 2014-11 to the fund, management expects that the impact of the fund’s adoption will be limited to additional financial statement disclosures which would first be effective for interim reporting periods beginning after March 15, 2015.

Balance Sheet Offsetting – The fund’s accounting policy with respect to balance sheet offsetting is that, absent an event of default by the counterparty or a termination of the agreement, the International Swaps and Derivatives Association (ISDA) Master Agreement does not result in an offset of reported amounts of financial assets and financial liabilities in the Statement of Assets and Liabilities across transactions between the fund and the applicable counterparty. The fund’s right to setoff may be restricted or prohibited by the bankruptcy or insolvency laws of the particular jurisdiction to

24

Notes to Financial Statements (unaudited) – continued

which a specific master netting agreement counterparty is subject. Balance sheet offsetting disclosures, to the extent applicable to the fund, have been included in the fund’s Significant Accounting Policies note under the captions for each of the fund’s in-scope financial instruments and transactions.

Investment Valuations – Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price as provided by a third-party pricing service on the market or exchange on which they are primarily traded. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur on a frequent basis after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending

25

Notes to Financial Statements (unaudited) – continued

on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. The following is a summary of the levels used as of April 30, 2015 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
Equity Securities:
United States	$128,119,184	$—	$—	$128,119,184
United Kingdom	870,522	27,625,254	—	28,495,776
France	—	21,025,714	—	21,025,714
Switzerland	—	15,243,612	—	15,243,612
Brazil	6,215,538	—	—	6,215,538
Germany	—	5,683,284	—	5,683,284
Denmark	3,442,255	1,539,119	—	4,981,374
Taiwan	4,630,402	—	—	4,630,402
China	4,327,072	—	—	4,327,072
Other Countries	5,941,942	7,214,108	—	13,156,050
Mutual Funds	8,188,928	—	—	8,188,928
Total Investments	$161,735,843	$78,331,091	$—	$240,066,934

For further information regarding security characteristics, see the Portfolio of Investments.

Of the level 2 investments presented above, equity investments amounting to $68,351,158 would have been considered level 1 investments at the beginning of the period. Of the level 1 investments presented above, equity investments amounting to $2,509,997 would have been considered level 2 investments at the beginning of the period. The primary reason for changes in the classifications between levels 1 and 2 occurs when foreign equity securities are fair valued using other observable market-based inputs in place of the closing exchange price due to events occurring after the close of the exchange or market on which the investment is principally traded. The fund’s foreign equity securities may often be valued at fair value. The fund’s policy is to recognize transfers between the levels as of the end of the period.

26

Notes to Financial Statements (unaudited) – continued

Foreign Currency Translation – Purchases and sales of foreign investments, income, and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions or on the reporting date for foreign denominated receivables and payables. Gains and losses attributable to foreign currency exchange rates on sales of securities are recorded for financial statement purposes as net realized gains and losses on investments. Gains and losses attributable to foreign exchange rate movements on receivables, payables, income and expenses are recorded for financial statement purposes as foreign currency transaction gains and losses. That portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

Security Loans – Under its Securities Lending Agency Agreement with the fund, JPMorgan Chase and Co. (“Chase”), as lending agent, loans the securities of the fund to certain qualified institutions (the “Borrowers”) approved by the fund. The loans are collateralized by cash and/or U.S. Treasury and federal agency obligations in an amount typically at least equal to the market value of the securities loaned. On loans collateralized by cash, the cash collateral is invested in a money market fund. The market value of the loaned securities is determined at the close of business of the fund and any additional required collateral is delivered to the fund on the next business day. Chase provides the fund with indemnification against Borrower default. In the event of Borrower default, Chase will for the benefit of the fund either purchase securities identical to those loaned or, when such purchase is commercially impracticable, pay the fund the market value of the loaned securities. In return, Chase assumes the fund’s rights to the related collateral. If the collateral value is less than the cost to purchase identical securities, Chase is responsible for the shortfall, but only to the extent that such shortfall is not due to a decline in collateral value resulting from collateral reinvestment for which the fund bears the risk of loss. At period end, the fund had investment securities on loan with a fair value of $6,676,647 and a related liability of $6,952,852 for cash collateral received on securities loaned, both of which are presented gross in the Statement of Assets and Liabilities. The collateral received on securities loaned exceeded the value of securities on loan at period end. The liability for cash collateral for securities loaned is carried at fair value, which is categorized as level 2 within the fair value hierarchy. A portion of the income generated upon investment of the collateral is remitted to the Borrowers, and the remainder is allocated between the fund and the lending agent. On loans collateralized by U.S. Treasury and/or federal agency obligations, a fee is received from the Borrower, and is allocated between the fund and the lending agent. Income from securities lending is included in “Interest” income in the Statement of Operations. The dividend and interest income earned on the securities loaned is accounted for in the same manner as other dividend and interest income.

Indemnifications – Under the fund’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the fund. Additionally, in the normal course of business, the fund enters into agreements with service providers that may contain

27

Notes to Financial Statements (unaudited) – continued

indemnification clauses. The fund’s maximum exposure under these agreements is unknown as this would involve future claims that may be made against the fund that have not yet occurred.

Investment Transactions and Income – Investment transactions are recorded on the trade date. Interest income is recorded on the accrual basis. Dividends received in cash are recorded on the ex-dividend date. Certain dividends from foreign securities will be recorded when the fund is informed of the dividend if such information is obtained subsequent to the ex-dividend date. Dividend and interest payments received in additional securities are recorded on the ex-dividend or ex-interest date in an amount equal to the value of the security on such date.

The fund may receive proceeds from litigation settlements. Any proceeds received from litigation involving portfolio holdings are reflected in the Statement of Operations in realized gain/loss if the security has been disposed of by the fund or in unrealized gain/loss if the security is still held by the fund. Any other proceeds from litigation not related to portfolio holdings are reflected as other income in the Statement of Operations.

Fees Paid Indirectly – The fund’s custody fee may be reduced according to an arrangement that measures the value of U.S. dollars deposited with the custodian by the fund. This amount, for the six months ended April 30, 2015, is shown as a reduction of total expenses in the Statement of Operations.

Tax Matters and Distributions – The fund intends to qualify as a regulated investment company, as defined under Subchapter M of the Internal Revenue Code, and to distribute all of its taxable income, including realized capital gains. As a result, no provision for federal income tax is required. The fund’s federal tax returns, when filed, will remain subject to examination by the Internal Revenue Service for a three year period. Management has analyzed the fund’s tax positions taken on federal and state tax returns for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability. Foreign taxes, if any, have been accrued by the fund in the accompanying financial statements in accordance with the applicable foreign tax law. Foreign income taxes may be withheld by certain countries in which the fund invests. Additionally, capital gains realized by the fund on securities issued in or by certain foreign countries may be subject to capital gains tax imposed by those countries.

Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences which arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future. Distributions in excess of net investment income or net realized gains are temporary overdistributions for financial statement purposes resulting from differences in the recognition or classification of income or distributions for financial statement and tax purposes.

28

Notes to Financial Statements (unaudited) – continued

Book/tax differences primarily relate to wash sale loss deferrals and treating a portion of the proceeds from redemptions as a distribution for tax purposes.

The tax character of distributions made during the current period will be determined at fiscal year end. The tax character of distributions declared to shareholders for the last fiscal year is as follows:

10/31/14
Ordinary income (including any short-term capital gains)	$562,037
Long-term capital gains	7,102,037
Total distributions	$7,664,074

The federal tax cost and the tax basis components of distributable earnings were as follows:

As of 4/30/15
Cost of investments	$182,958,980
Gross appreciation	61,228,342
Gross depreciation	(4,120,388)
Net unrealized appreciation (depreciation)	$57,107,954

As of 10/31/14
Undistributed ordinary income	1,401,102
Undistributed long-term capital gain	8,261,610
Other temporary differences	(12,632)
Net unrealized appreciation (depreciation)	51,081,215

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

Multiple Classes of Shares of Beneficial Interest – The fund offers multiple classes of shares, which differ in their respective distribution and service fees. The fund’s income, realized and unrealized gain (loss), and common expenses are allocated to shareholders based on the daily net assets of each class. Dividends are declared separately for each class. Differences in per share dividend rates are generally due to differences in separate class expenses. Class B shares will convert to Class A

29

Notes to Financial Statements (unaudited) – continued

approximately eight years after purchase. The fund’s distributions declared to shareholders as reported in the Statements of Changes in Net Assets are presented by class as follows:

	From net investment income		From net realized gain on investments
	Six months ended 4/30/15	Year ended 10/31/14	Six months ended 4/30/15	Year ended 10/31/14
Class A	$536,958	$492,259	$7,287,343	$5,737,527
Class B	—	—	297,098	277,896
Class C	—	—	594,305	468,777
Class I	70,232	55,502	511,625	347,503
Class R1	—	—	30,684	26,494
Class R2	260	467	125,979	108,477
Class R3	11,231	9,435	155,396	109,007
Class R4	4,640	3,770	34,013	22,941
Class R5	712	604	4,607	3,415
Total	$624,033	$562,037	$9,041,050	$7,102,037

(3) Transactions with Affiliates

Investment Adviser – The fund has an investment advisory agreement with MFS to provide overall investment management and related administrative services and facilities to the fund. The management fee is computed daily and paid monthly at the following annual rates:

First $1 billion of average daily net assets	0.90%
Next $1 billion of average daily net assets	0.75%
Average daily net assets in excess of $2 billion	0.65%

MFS has agreed in writing to reduce its management fee by a specified amount if certain MFS mutual fund assets exceed thresholds agreed to by MFS and the fund’s Board of Trustees. For the six months ended April 30, 2015, this management fee reduction amounted to $7,382, which is included in the reduction of total expenses in the Statement of Operations. The management fee incurred for the six months ended April 30, 2015 was equivalent to an annual effective rate of 0.89% of the fund’s average daily net assets.

Distributor – MFS Fund Distributors, Inc. (MFD), a wholly-owned subsidiary of MFS, as distributor, received $20,214 for the six months ended April 30, 2015, as its portion of the initial sales charge on sales of Class A shares of the fund.

The Board of Trustees has adopted a distribution plan for certain share classes pursuant to Rule 12b-1 of the Investment Company Act of 1940.

The fund’s distribution plan provides that the fund will pay MFD for services provided by MFD and financial intermediaries in connection with the distribution and servicing of certain share classes. One component of the plan is a distribution fee paid to MFD and another component of the plan is a service fee paid to MFD. MFD may subsequently pay all, or a portion, of the distribution and/or service fees to financial intermediaries.

30

Notes to Financial Statements (unaudited) – continued

Distribution Plan Fee Table:

	Distribution Fee Rate (d)	Service Fee Rate (d)	Total Distribution Plan (d)	Annual Effective Rate (e)	Distribution and Service Fee
Class A	—	0.25%	0.25%	0.24%	$232,120
Class B	0.75%	0.25%	1.00%	1.00%	33,723
Class C	0.75%	0.25%	1.00%	1.00%	68,853
Class R1	0.75%	0.25%	1.00%	1.00%	3,522
Class R2	0.25%	0.25%	0.50%	0.50%	7,828
Class R3	—	0.25%	0.25%	0.25%	4,805
Total Distribution and Service Fees					$350,851

(d)	In accordance with the distribution plan for certain classes, the fund pays distribution and/or service fees equal to these annual percentage rates of each class’s average daily net assets. The distribution and service fee rates disclosed by class represent the current rates in effect at the end of the reporting period. Any rate changes, if applicable, are detailed below.
(e)	The annual effective rates represent actual fees incurred under the distribution plan for the six months ended April 30, 2015 based on each class’s average daily net assets. MFD has voluntarily agreed to rebate a portion of each class’s 0.25% service fee attributable to accounts for which MFD retains the 0.25% service fee except for accounts attributable to MFS or its affiliates’ seed money. For the six months ended April 30, 2015, this rebate amounted to $6,937, $88, and $206, for Class A, Class B, and Class C, respectively, and is included in the reduction of total expenses in the Statement of Operations.

Certain Class A shares are subject to a contingent deferred sales charge (CDSC) in the event of a shareholder redemption within 18 months of purchase. Class C shares are subject to a CDSC in the event of a shareholder redemption within 12 months of purchase. Class B shares are subject to a CDSC in the event of a shareholder redemption within six years of purchase. All contingent deferred sales charges are paid to MFD and during the six months ended April 30, 2015, were as follows:

Amount
Class A	$87
Class B	3,024
Class C	425

Shareholder Servicing Agent – MFS Service Center, Inc. (MFSC), a wholly-owned subsidiary of MFS, receives a fee from the fund for its services as shareholder servicing agent calculated as a percentage of the average daily net assets of the fund as determined periodically under the supervision of the fund’s Board of Trustees. For the six months ended April 30, 2015, the fee was $53,508, which equated to 0.0469% annually of the fund’s average daily net assets. MFSC also receives payment from the fund for out-of-pocket expenses, sub-accounting and other shareholder servicing costs which may be paid to affiliated and unaffiliated service providers. Class R5 shares do not incur sub-accounting fees. For the six months ended April 30, 2015, these out-of-pocket expenses, sub-accounting and other shareholder servicing costs amounted to $124,278.

Administrator – MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to the fund. Under an administrative services agreement, the fund reimburses MFS the costs incurred to provide these

31

Notes to Financial Statements (unaudited) – continued

services. The fund is charged an annual fixed amount of $17,500 plus a fee based on average daily net assets. The administrative services fee incurred for the six months ended April 30, 2015 was equivalent to an annual effective rate of 0.0203% of the fund’s average daily net assets.

Trustees’ and Officers’ Compensation – The fund pays compensation to independent Trustees in the form of a retainer, attendance fees, and additional compensation to Board and Committee chairpersons. The fund does not pay compensation directly to Trustees or officers of the fund who are also officers of the investment adviser, all of whom receive remuneration for their services to the fund from MFS. Certain officers and Trustees of the fund are officers or directors of MFS, MFD, and MFSC.

Prior to December 31, 2001, the fund had an unfunded defined benefit plan (“DB plan”) for independent Trustees. As of December 31, 2001, the Board took action to terminate the DB plan with respect to then-current and any future independent Trustees, such that the DB plan covers only certain of those former independent Trustees who retired on or before December 31, 2001. The DB plan resulted in a pension expense of $276 and is included in “Independent Trustees’ compensation” in the Statement of Operations for the six months ended April 30, 2015. The liability for deferred retirement benefits payable to certain independent Trustees under the DB plan amounted to $5,624 at April 30, 2015, and is included in “Payable for independent Trustees’ compensation” in the Statement of Assets and Liabilities.

Other – This fund and certain other funds managed by MFS (the funds) have entered into a service agreement (the ISO Agreement) which provides for payment of fees solely by the funds to Tarantino LLC in return for the provision of services of an Independent Senior Officer (ISO) for the funds. Frank L. Tarantino serves as the ISO and is an officer of the funds and the sole member of Tarantino LLC. The funds can terminate the ISO Agreement with Tarantino LLC at any time under the terms of the ISO Agreement. For the six months ended April 30, 2015, the fee paid by the fund under this agreement was $425 and is included in “Miscellaneous” expense in the Statement of Operations. MFS has agreed to bear all expenses associated with office space, other administrative support, and supplies provided to the ISO.

The fund invests in the MFS Institutional Money Market Portfolio which is managed by MFS and seeks current income consistent with preservation of capital and liquidity. Income earned on this investment is included in “Dividends from underlying affiliated funds” in the Statement of Operations. This money market fund does not pay a management fee to MFS.

At April 30, 2015, MFS held approximately 100% of the outstanding shares of Class R5.

(4) Portfolio Securities

For the six months ended April 30, 2015, purchases and sales of investments, other than short-term obligations, aggregated $32,692,683 and $41,488,494, respectively.

32

Notes to Financial Statements (unaudited) – continued

(5) Shares of Beneficial Interest

The fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in fund shares were as follows:

	Six months ended 4/30/15		Year ended 10/31/14
	Shares	Amount	Shares	Amount
Shares sold
Class A	180,692	$6,201,179	396,642	$13,510,554
Class B	8,002	245,891	29,935	924,851
Class C	29,381	892,010	49,309	1,503,291
Class I	25,359	882,530	80,053	2,817,101
Class R1	1,273	38,763	2,136	65,615
Class R2	5,415	180,680	27,119	912,063
Class R3	3,127	106,662	32,011	1,064,699
Class R4	3,370	116,782	7,655	261,617
	256,619	$8,664,497	624,860	$21,059,791

Shares issued to shareholders in reinvestment of distributions
Class A	224,906	$7,293,708	178,623	$5,774,871
Class B	9,849	288,472	9,142	269,332
Class C	16,377	474,448	12,727	371,104
Class I	15,761	521,363	10,934	360,292
Class R1	1,061	30,684	910	26,494
Class R2	3,990	126,239	3,451	108,944
Class R3	5,162	166,627	3,679	118,442
Class R4	1,192	38,653	826	26,711
Class R5	161	5,319	122	4,019
	278,459	$8,945,513	220,414	$7,060,209

Shares reacquired
Class A	(373,437)	$(12,790,979)	(708,427)	$(24,201,680)
Class B	(30,600)	(952,169)	(81,705)	(2,530,716)
Class C	(20,813)	(641,769)	(65,504)	(1,992,229)
Class I	(26,619)	(932,407)	(49,271)	(1,729,043)
Class R1	(1,748)	(54,001)	(9,107)	(277,418)
Class R2	(5,755)	(190,287)	(41,718)	(1,400,122)
Class R3	(13,946)	(474,183)	(20,276)	(685,904)
Class R4	(2,627)	(90,687)	(10,697)	(364,032)
	(475,545)	$(16,126,482)	(986,705)	$(33,181,144)

33

Notes to Financial Statements (unaudited) – continued

	Six months ended 4/30/15		Year ended 10/31/14
	Shares	Amount	Shares	Amount
Net change
Class A	32,161	$703,908	(133,162)	$(4,916,255)
Class B	(12,749)	(417,806)	(42,628)	(1,336,533)
Class C	24,945	724,689	(3,468)	(117,834)
Class I	14,501	471,486	41,716	1,448,350
Class R1	586	15,446	(6,061)	(185,309)
Class R2	3,650	116,632	(11,148)	(379,115)
Class R3	(5,657)	(200,894)	15,414	497,237
Class R4	1,935	64,748	(2,216)	(75,704)
Class R5	161	5,319	122	4,019
	59,533	$1,483,528	(141,431)	$(5,061,144)

(6) Line of Credit

The fund and certain other funds managed by MFS participate in a $1.25 billion unsecured committed line of credit, subject to a $1 billion sublimit, provided by a syndication of banks under a credit agreement. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, generally at a rate equal to the higher of the Federal Reserve funds rate or one month LIBOR plus an agreed upon spread. A commitment fee, based on the average daily, unused portion of the committed line of credit, is allocated among the participating funds at the end of each calendar quarter. In addition, the fund and other funds managed by MFS have established unsecured uncommitted borrowing arrangements with certain banks for temporary financing needs. Interest is charged to each fund, based on its borrowings, at a rate equal to the Federal Reserve funds rate plus an agreed upon spread. For the six months ended April 30, 2015, the fund’s commitment fee and interest expense were $407 and $0, respectively, and are included in “Miscellaneous” expense in the Statement of Operations.

(7) Transactions in Underlying Affiliated Funds-Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be an affiliated issuer:

Underlying Affiliated Fund	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	1,001,355	17,496,841	(17,261,850)	1,236,346

Underlying Affiliated Fund	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$—	$—	$678	$1,236,346

34

PROXY VOTING POLICIES AND INFORMATION

MFS votes proxies on behalf of the fund pursuant to proxy voting policies and procedures that are available without charge, upon request, by calling 1-800-225-2606, by visiting the Proxy Voting section of mfs.com or by visiting the SEC’s Web site at http://www.sec.gov.

Information regarding how the fund voted proxies relating to portfolio securities during the twelve-month period ended June 30, 2014 is available without charge by visiting the Proxy Voting section of mfs.com or by visiting the SEC’s Web site at http://www.sec.gov.

QUARTERLY PORTFOLIO DISCLOSURE

The fund will file a complete schedule of portfolio holdings with the Securities and Exchange Commission (the Commission) for the first and third quarters of each fiscal year on Form N-Q. A shareholder can obtain the quarterly portfolio holdings report at mfs.com. The fund’s Form N-Q is also available on the EDGAR database on the Commission’s Internet Web site at http://www.sec.gov, and may be reviewed and copied at the:

Public Reference Room

Securities and Exchange Commission

100 F Street, NE, Room 1580

Washington, D.C. 20549

Information on the operation of the Public Reference Room may be obtained by calling the Commission at 1-800-SEC-0330. Copies of the fund’s Form N-Q also may be obtained, upon payment of a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov or by writing the Public Reference Section at the above address.

FURTHER INFORMATION

From time to time, MFS may post important information about the fund or the MFS funds on the MFS web site (mfs.com). This information is available by visiting the “Market Commentary” and “Announcements” sub sections in the “Market Outlooks” section of mfs.com or by clicking on the fund’s name under “Mutual Funds” in the “Products” section of mfs.com.

PROVISION OF FINANCIAL REPORTS AND SUMMARY PROSPECTUSES

The fund produces financial reports every six months and updates its summary prospectus and prospectus annually. To avoid sending duplicate copies of materials to households, only one copy of the fund’s annual and semiannual report and summary prospectus may be mailed to shareholders having the same last name and residential address on the fund’s records. However, any shareholder may contact MFSC (please see back cover for address and telephone number) to request that copies of these reports and summary prospectuses be sent personally to that shareholder.

35

Save paper with eDelivery.

MFS® will send you prospectuses,

reports, and proxies directly via e-mail so you will get information faster with less mailbox clutter.

To sign up:

1. Go to mfs.com.

2. Log in via MFS® Access.

3. Select eDelivery.

If you own your MFS fund shares through a financial institution or a retirement plan, MFS® TALK, MFS® Access, or eDelivery may not be available to you.

CONTACT

WEB SITE

mfs.com

MFS TALK

1-800-637-8255

24 hours a day

ACCOUNT SERVICE AND LITERATURE

Shareholders

1-800-225-2606

Financial advisors

1-800-343-2829

Retirement plan services

1-800-637-1255

MAILING ADDRESS

MFS Service Center, Inc.

P.O. Box 55824

Boston, MA 02205-5824

OVERNIGHT MAIL

MFS Service Center, Inc.

c/o Boston Financial Data Services

30 Dan Road

Canton, MA 02021-2809

SEMIANNUAL REPORT

April 30, 2015

MFS® STRATEGIC INCOME FUND

MFO-SEM

MFS® STRATEGIC INCOME FUND

The report is prepared for the general information of shareholders.

It is authorized for distribution to prospective investors only when preceded or accompanied by a current prospectus.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

LETTER FROM THE CHAIRMAN

Dear Shareholders:

Global economic expansion slowed in early 2015 as the pace of U.S. growth decelerated sharply. Harsh weather hurt U.S. domestic demand, and a strong dollar made exports more expensive. Also contributing to weakness were a slow, tentative eurozone economic recovery, a steady downturn in China’s pace of growth and ongoing sluggishness in Japan.

Asian and European central banks are making concerted stimulus efforts. The European Central Bank’s quantitative easing program shows early signs of gaining traction. The People’s Bank of China has introduced a series of targeted monetary policy actions. The Bank of Japan remains focused on its target of 2% consumer price inflation.

With little sign of inflation, the U.S. Federal Reserve has remained accommodative in the face of these global headwinds, though interest rate increases are expected to begin later this year.

The world’s financial markets have become increasingly complex in recent years. Now more than ever, it is important to understand companies on a global basis. At MFS®, we believe our integrated research platform, collaborative culture, active risk management process and long-term focus give us a research advantage.

As investors, we aim to add long-term value. We believe this approach will serve you well as you work with your financial advisor to reach your investment objectives.

Respectfully,

Robert J. Manning

Chairman

MFS Investment Management

June 16, 2015

The opinions expressed in this letter are subject to change and may not be relied upon for investment advice. No forecasts can be guaranteed.

PORTFOLIO COMPOSITION

Portfolio structure (i)

Fixed income sectors (i)
Investment Grade Corporates	36.9%
High Yield Corporates	34.0%
Non-U.S. Government Bonds	16.1%
Emerging Markets Bonds	5.9%
Floating Rate Loans	1.2%
Commercial Mortgage-Backed Securities	1.0%
Asset-Backed Securities	0.7%
Mortgage-Backed Securities	0.6%
Municipal Bonds	0.4%
Collateralized Debt Obligations	0.2%
U.S. Government Agencies	0.1%
U.S. Treasury Securities	(6.8)%

Composition including fixed income credit quality (a)(i)
AAA	3.1%
AA	6.5%
A	15.0%
BBB	33.4%
BB	17.3%
B	17.5%
CCC	3.3%
CC (o)	0.0%
C	0.1%
D (o)	0.0%
Federal Agencies	0.7%
Not Rated	(6.6)%
Non-Fixed Income	0.3%
Cash & Other	9.4%

Issuer country weightings (i)(x)
United States	62.2%
Italy	4.6%
United Kingdom	4.5%
Japan	3.0%
Canada	2.7%
Netherlands	2.7%
France	2.4%
Germany	1.8%
Spain	1.6%
Other Countries	14.5%

Portfolio facts (i)
Average Duration (d)	4.8
Average Effective Maturity (m)	7.1 yrs.

Portfolio Composition – continued

(a)	For all securities other than those specifically described below, ratings are assigned to underlying securities utilizing ratings from Moody’s, Fitch, and Standard & Poor’s rating agencies and applying the following hierarchy: If all three agencies provide a rating, the middle rating (after dropping the highest and lowest ratings) is assigned; if two of the three agencies rate a security, the lower of the two is assigned. Ratings are shown in the S&P and Fitch scale (e.g., AAA). Securities rated BBB or higher are considered investment grade. All ratings are subject to change. Federal Agencies includes rated and unrated U.S. Agency fixed-income securities, U.S. Agency mortgage-backed securities, and collateralized mortgage obligations of U.S. Agency mortgage-backed securities. Not Rated includes fixed income securities, including fixed income futures contracts, which have not been rated by any rating agency. Non-Fixed Income includes equity securities (including convertible bonds and equity derivatives) and commodities. The fund may not hold all of these instruments. The fund is not rated by these agencies.
(d)	Duration is a measure of how much a bond’s price is likely to fluctuate with general changes in interest rates, e.g., if rates rise 1.00%, a bond with a 5-year duration is likely to lose about 5.00% of its value due to the interest rate move.
(i)	For purposes of this presentation, the components include the value of securities, and reflect the impact of the equivalent exposure of derivative positions, if any. These amounts may be negative from time to time. Equivalent exposure is a calculated amount that translates the derivative position into a reasonable approximation of the amount of the underlying asset that the portfolio would have to hold at a given point in time to have the same price sensitivity that results from the portfolio’s ownership of the derivative contract. When dealing with derivatives, equivalent exposure is a more representative measure of the potential impact of a position on portfolio performance than value. The bond component will include any accrued interest amounts.
(m)	In determining an instrument’s effective maturity for purposes of calculating the fund’s dollar-weighted average effective maturity, MFS uses the instrument’s stated maturity or, if applicable, an earlier date on which MFS believes it is probable that a maturity-shortening device (such as a put, pre-refunding or prepayment) will cause the instrument to be repaid. Such an earlier date can be substantially shorter than the instrument’s stated maturity.
(o)	Less than 0.1%.
(x)	Represents the portfolio’s exposure to issuer countries as a percentage of a portfolio’s net assets. For purposes of this presentation, United States includes Cash & Other.

Where the fund holds convertible bonds, these are treated as part of the equity portion of the portfolio.

The fund invests a portion of its assets in the MFS High Yield Pooled Portfolio. Percentages reflect exposure to the underlying holdings of the MFS High Yield Pooled Portfolio and not to the exposure from investing directly in the MFS High Yield Pooled Portfolio itself.

Cash & Other can include cash, other assets less liabilities, offsets to derivative positions, and short-term securities.

Percentages are based on net assets as of 4/30/15.

The portfolio is actively managed and current holdings may be different.

EXPENSE TABLE

Fund expenses borne by the shareholders during the period, November 1, 2014 through April 30, 2015

As a shareholder of the fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on certain purchase or redemption payments, and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.

In addition to the fees and expenses which the fund bears directly, the fund indirectly bears a pro rata share of the fees and expenses of the underlying MFS Pooled Portfolio in which the fund invests. MFS Pooled Portfolios are mutual funds advised by MFS that do not pay management fees to MFS but do incur investment and operating costs. If these transactional and indirect costs were included, your costs would have been higher.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period November 1, 2014 through April 30, 2015.

Actual Expenses

The first line for each share class in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each share class in the following table provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line for each share class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Expense Table – continued

Share Class		Annualized Expense Ratio	Beginning Account Value 11/01/14	Ending Account Value 4/30/15	Expenses Paid During Period (p) 11/01/14-4/30/15
A	Actual	1.05%	$1,000.00	$1,010.29	$5.23
	Hypothetical (h)	1.05%	$1,000.00	$1,019.59	$5.26
B	Actual	1.80%	$1,000.00	$1,006.45	$8.95
	Hypothetical (h)	1.80%	$1,000.00	$1,015.87	$9.00
C	Actual	1.80%	$1,000.00	$1,006.43	$8.95
	Hypothetical (h)	1.80%	$1,000.00	$1,015.87	$9.00
I	Actual	0.80%	$1,000.00	$1,011.55	$3.99
	Hypothetical (h)	0.80%	$1,000.00	$1,020.83	$4.01

(h)	5% class return per year before expenses.
(p)	“Expenses Paid During Period” are equal to each class’s annualized expense ratio, as shown above, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). Expenses paid do not include any applicable sales charges (loads). If these transaction costs had been included, your costs would have been higher. In addition to the fees and expenses which the fund bears directly, the fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the fund invests. If these indirect costs were included, your costs would have been higher.

PORTFOLIO OF INVESTMENTS

4/30/15 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Bonds - 63.4%
Issuer	Shares/Par	Value ($)
Asset-Backed & Securitized - 1.9%
Bayview Financial Revolving Mortgage Loan Trust, FRN, 1.781%, 12/28/40 (z)	$382,193	$232,428
Credit Suisse Commercial Mortgage Trust, “A4”, FRN, 6.147%, 9/15/39	443,853	474,267
Crest Ltd., CDO, 7%, 1/28/40 (a)(p)	565,911	9,892
Falcon Franchise Loan LLC, FRN, 6.617%, 1/05/23 (i)(z)	355,867	27,686
Falcon Franchise Loan LLC, FRN, 23.877%, 1/05/25 (i)(z)	131,601	30,597
First Union-Lehman Brothers Bank of America, FRN, 0.757%, 11/18/35 (i)	3,675,847	57,347
HLSS Servicer Advance Receivables Trust, 2013-T1, “A2”, 1.495%, 1/16/46 (n)	970,000	969,030
JPMorgan Chase Commercial Mortgage Trust, 2007-LD11, “AM”, FRN, 5.962%, 6/15/49	1,280,263	1,344,763
KKR Financial CLO Ltd., “C”, FRN, 1.707%, 5/15/21 (n)	523,730	521,190
Morgan Stanley Capital I Trust, “AM”, FRN, 5.869%, 4/15/49	1,300,000	1,363,779
Morgan Stanley Capital I, Inc., FRN, 1.419%, 4/28/39 (i)(z)	2,368,920	11,939
Sierra Receivables Funding Co. LLC, 2015-1A, “A”, 2.4%, 3/22/32 (n)	1,046,230	1,050,394

		$6,093,312
Automotive - 2.0%
Daimler Finance North America LLC, 1.875%, 1/11/18 (n)	$1,257,000	$1,272,205
Ford Motor Credit Co. LLC, FRN, 1.214%, 1/09/18	1,780,000	1,784,632
General Motors Financial Co., Inc., 2.625%, 7/10/17	1,636,000	1,655,830
General Motors Financial Co., Inc., 3.45%, 4/10/22	1,984,000	1,970,138

		$6,682,805
Biotechnology - 0.3%
Life Technologies Corp., 6%, 3/01/20	$960,000	$1,104,517

Broadcasting - 0.4%
Discovery Communications, Inc., 3.45%, 3/15/25	$805,000	$790,037
SES Global Americas Holdings GP, 2.5%, 3/25/19 (n)	410,000	411,165

		$1,201,202
Brokerage & Asset Managers - 0.3%
CME Group, Inc., 3%, 3/15/25	$1,040,000	$1,045,111

Building - 1.1%
CRH PLC, 8.125%, 7/15/18	$590,000	$700,527
Martin Marietta Materials, Inc., 4.25%, 7/02/24	1,054,000	1,092,309

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Bonds - continued
Building - continued
Martin Marietta Materials, Inc., FRN, 1.373%, 6/30/17	$1,310,000	$1,303,028
Owens Corning, Inc., 4.2%, 12/15/22	194,000	201,141
Union Andina de Cementos S.A.A., 5.875%, 10/30/21 (n)	150,000	152,625

		$3,449,630
Business Services - 0.2%
Tencent Holdings Ltd., 3.375%, 3/05/18 (n)	$290,000	$299,558
Tencent Holdings Ltd., 3.375%, 5/02/19 (n)	200,000	205,820
Tencent Holdings Ltd., 3.8%, 2/11/25 (n)	200,000	200,545

		$705,923
Cable TV - 0.7%
Cox Communications, Inc., 3.25%, 12/15/22 (n)	$1,138,000	$1,126,923
Time Warner Cable, Inc., 8.25%, 4/01/19	920,000	1,074,790

		$2,201,713
Chemicals - 0.6%
Consolidated Energy Finance S.A., 6.75%, 10/15/19 (n)	$200,000	$204,000
Dow Chemical Co., 8.55%, 5/15/19	1,270,000	1,576,838
Israel Chemicals Ltd., 4.5%, 12/02/24 (n)	38,000	39,429

		$1,820,267
Computer Software - 0.2%
Oracle Corp., 5.375%, 7/15/40	$607,000	$712,914

Computer Software - Systems - 0.1%
Seagate HDD Cayman, 3.75%, 11/15/18	$416,000	$435,263

Construction - 0.1%
Empresas ICA S.A.B. de C.V., 8.875%, 5/29/24 (n)	$433,000	$377,793

Consumer Products - 0.4%
Newell Rubbermaid, Inc., 2.875%, 12/01/19	$490,000	$500,002
Reckitt Benckiser Treasury Services PLC, 3.625%, 9/21/23 (n)	921,000	969,667

		$1,469,669
Consumer Services - 0.4%
Experian Finance PLC, 2.375%, 6/15/17 (n)	$353,000	$356,538
Priceline Group, Inc., 3.65%, 3/15/25	1,087,000	1,107,699

		$1,464,237
Defense Electronics - 0.1%
BAE Systems Holdings, Inc., 6.375%, 6/01/19 (n)	$380,000	$439,656

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Bonds - continued
Electrical Equipment - 0.4%
Arrow Electronics, Inc., 3%, 3/01/18	$344,000	$353,006
Molex Electronic Technologies LLC, 2.878%, 4/15/20 (z)	970,000	971,540

		$1,324,546
Electronics - 0.3%
Lam Research Corp., 2.75%, 3/15/20	$648,000	$650,517
Tyco Electronics Group S.A., 3.5%, 2/03/22	275,000	285,104

		$935,621
Emerging Market Quasi-Sovereign - 2.0%
Banco de Reservas de la Republica Dominicana, 7%, 2/01/23 (n)	$218,000	$217,827
CNOOC Finance (2012) Ltd., 3.875%, 5/02/22 (n)	204,000	212,220
CNPC (HK) Overseas Capital Ltd., 4.5%, 4/28/21 (n)	494,000	536,720
Comision Federal de Electricidad, 5.75%, 2/14/42 (n)	639,000	699,705
Ecopetrol S.A., 5.875%, 5/28/45	329,000	315,429
Gaz Capital S.A., 4.95%, 2/06/28 (n)	369,000	321,822
Instituto Costarricense, 6.375%, 5/15/43 (n)	208,000	179,140
Korea Gas Corp., 2.25%, 7/25/17 (n)	700,000	707,006
Pertamina PT, 6%, 5/03/42 (n)	201,000	201,754
Petroleos Mexicanos, 5.5%, 1/21/21	542,000	594,845
Petroleos Mexicanos, 4.875%, 1/24/22	344,000	363,780
Petroleos Mexicanos, 4.25%, 1/15/25 (n)	13,000	13,078
Petroleos Mexicanos, 6.5%, 6/02/41	292,000	322,295
Petroleos Mexicanos, 5.5%, 6/27/44 (n)	31,000	30,582
Petroleos Mexicanos, 5.625%, 1/23/46 (n)	25,000	25,053
PT Perusahaan Listrik Negara, 5.5%, 11/22/21 (n)	200,000	217,000
Ras Laffan Liquefied Natural Gas Co. Ltd., 5.832%, 9/30/16 (n)	268,246	277,635
Sinopec Capital (2013) Ltd., 3.125%, 4/24/23 (n)	518,000	511,066
Sinopec Capital (2013) Ltd., 4.25%, 4/24/43 (n)	426,000	423,874
Sinopec Group Overseas Development (2012) Ltd., 3.9%, 5/17/22 (n)	200,000	208,166

		$6,378,997
Emerging Market Sovereign - 0.6%
Republic of Hungary, 5.375%, 2/21/23	$326,000	$364,784
Republic of Indonesia, 4.875%, 5/05/21 (n)	200,000	218,000
Republic of Philippines, 6.375%, 10/23/34	300,000	419,250
Republic of Philippines, 3.95%, 1/20/40	240,000	253,680
Republic of Romania, 4.875%, 1/22/24 (n)	58,000	63,728
Russian Federation, 4.875%, 9/16/23 (n)	200,000	196,000
Russian Federation, 4.875%, 9/16/23	200,000	196,000
Russian Federation, 5.625%, 4/04/42 (n)	200,000	192,952

		$1,904,394

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Bonds - continued
Energy - Independent - 0.8%
Anadarko Petroleum Corp., 3.45%, 7/15/24	$1,710,000	$1,735,571
EQT Corp., 4.875%, 11/15/21	431,000	459,800
Hess Corp., 8.125%, 2/15/19	270,000	323,085

		$2,518,456
Energy - Integrated - 0.9%
BP Capital Markets PLC, 4.5%, 10/01/20	$272,000	$303,749
BP Capital Markets PLC, 4.742%, 3/11/21	760,000	853,818
LUKOIL International Finance B.V., 3.416%, 4/24/18 (n)	571,000	537,597
LUKOIL International Finance B.V., 4.563%, 4/24/23 (n)	784,000	697,760
Pacific Rubiales Energy Corp., 7.25%, 12/12/21 (n)	401,000	316,790
Pacific Rubiales Energy Corp., 5.125%, 3/28/23 (n)	100,000	70,750

		$2,780,464
Financial Institutions - 1.2%
CIT Group, Inc., 3.875%, 2/19/19	$940,000	$931,775
General Electric Capital Corp., 6%, 8/07/19	300,000	350,678
General Electric Capital Corp., 5.5%, 1/08/20	710,000	822,332
General Electric Capital Corp., 3.1%, 1/09/23	508,000	526,071
LeasePlan Corp. N.V., 3%, 10/23/17 (n)	870,000	890,647
LeasePlan Corp. N.V., 2.5%, 5/16/18 (n)	286,000	288,176

		$3,809,679
Food & Beverages - 2.1%
Embotelladora Andina S.A., 5%, 10/01/23 (n)	$200,000	$220,515
Grupo Bimbo S.A.B. de C.V., 4.5%, 1/25/22 (n)	101,000	108,070
Kerry Group Financial Services, 3.2%, 4/09/23 (n)	1,400,000	1,395,523
Kraft Foods Group, Inc., 6.125%, 8/23/18	720,000	815,382
Mead Johnson Nutrition Co., “A”, 4.9%, 11/01/19	263,000	290,436
Pernod Ricard S.A., 5.75%, 4/07/21 (n)	594,000	685,055
SABMiller Holdings, Inc., 3.75%, 1/15/22 (n)	904,000	952,909
Tyson Foods, Inc., 6.6%, 4/01/16	560,000	588,329
Tyson Foods, Inc., 4.5%, 6/15/22	448,000	488,209
Wm. Wrigley Jr. Co., 2.4%, 10/21/18 (n)	343,000	350,411
Wm. Wrigley Jr. Co., 3.375%, 10/21/20 (n)	1,051,000	1,098,339

		$6,993,178
Food & Drug Stores - 0.2%
Walgreens Boots Alliance, Inc., 3.3%, 11/18/21	$792,000	$809,265

Gaming & Lodging - 0.5%
Wyndham Worldwide Corp., 5.625%, 3/01/21	$1,360,000	$1,518,346

Industrial - 0.0%
Johns Hopkins University, 5.25%, 7/01/19	$145,000	$163,178

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par		Value ($)
Bonds - continued
Insurance - 2.0%
AIA Group Ltd., 3.2%, 3/11/25 (n)		$1,065,000	$1,092,458
American International Group, Inc., 5.85%, 1/16/18		881,000	981,570
American International Group, Inc., 3.375%, 8/15/20		810,000	852,915
MetLife, Inc., 1.756%, 12/15/17		223,000	225,819
Principal Financial Group, Inc., 8.875%, 5/15/19		650,000	812,839
Unum Group, 7.125%, 9/30/16		945,000	1,019,909
Unum Group, 4%, 3/15/24		1,384,000	1,441,015

			$6,426,525
Insurance - Property & Casualty - 1.3%
Aon Corp., 3.5%, 9/30/15		$760,000	$768,543
AXIS Capital Holdings Ltd., 5.875%, 6/01/20		370,000	422,640
CNA Financial Corp., 5.875%, 8/15/20		990,000	1,137,163
Liberty Mutual Group, Inc., 4.95%, 5/01/22 (n)		757,000	833,107
ZFS Finance USA Trust V, 6.5% to 5/09/17, FRN to 5/09/67 (n)		1,095,000	1,160,700

			$4,322,153
International Market Quasi-Sovereign - 1.3%
EDF Energies Nouvelles S.A., 6.5%, 1/26/19 (n)		$1,090,000	$1,269,766
Eksportfinans A.S.A., 5.5%, 5/25/16		965,000	998,775
Israel Electric Corp. Ltd., 6.7%, 2/10/17 (n)		553,000	593,093
Israel Electric Corp. Ltd., 5.625%, 6/21/18 (n)		1,159,000	1,253,169

			$4,114,803
International Market Sovereign - 14.7%
Federal Republic of Germany, 2.5%, 7/04/44	EUR	408,000	$654,447
Federal Republic of Germany, 3.25%, 7/04/21	EUR	291,000	390,534
Federal Republic of Germany, 1.75%, 2/15/24	EUR	383,000	485,051
Federal Republic of Germany, 6.25%, 1/04/30	EUR	666,000	1,350,185
Government of Australia, 5.75%, 5/15/21	AUD	1,421,000	1,343,956
Government of Canada, 4.25%, 6/01/18	CAD	368,000	337,785
Government of Canada, 3.25%, 6/01/21	CAD	723,000	674,347
Government of Canada, 5.75%, 6/01/33	CAD	213,000	274,513
Government of Canada, 4%, 6/01/41	CAD	121,000	135,609
Government of Japan, 1.8%, 3/20/43	JPY	59,000,000	548,363
Government of Japan, 1.1%, 6/20/20	JPY	223,000,000	1,964,279
Government of Japan, 0.8%, 6/20/23	JPY	96,000,000	841,772
Government of Japan, 2.1%, 9/20/24	JPY	211,000,000	2,061,509
Government of Japan, 2.2%, 9/20/27	JPY	187,300,000	1,885,778
Government of Japan, 1.5%, 3/20/34	JPY	92,000,000	832,737
Government of Japan, 2.4%, 3/20/37	JPY	177,200,000	1,825,737
Government of New Zealand, 5%, 3/15/19	NZD	1,390,000	1,132,752
Government of New Zealand, 5.5%, 4/15/23	NZD	321,000	282,087

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par		Value ($)
Bonds - continued
International Market Sovereign - continued
Kingdom of Belgium, 4.25%, 9/28/21	EUR	568,000	$801,072
Kingdom of Belgium, 2.6%, 6/22/24	EUR	1,105,000	1,467,186
Kingdom of Denmark, 3%, 11/15/21	DKK	3,000,000	534,887
Kingdom of Denmark, 1.5%, 11/15/23	DKK	1,631,000	269,990
Kingdom of Denmark, 4.5%, 11/15/39	DKK	570,000	153,631
Kingdom of Norway, 3.75%, 5/25/21	NOK	2,519,000	382,368
Kingdom of Norway, 3%, 3/14/24	NOK	2,568,000	382,664
Kingdom of Spain, 5.4%, 1/31/23	EUR	1,504,000	2,213,145
Kingdom of Spain, 5.5%, 7/30/17	EUR	423,000	531,961
Kingdom of Spain, 4.6%, 7/30/19	EUR	1,635,000	2,150,757
Kingdom of Sweden, 5%, 12/01/20	SEK	2,660,000	406,262
Kingdom of Sweden, 3.5%, 6/01/22	SEK	1,825,000	268,839
Kingdom of the Netherlands, 2%, 7/15/24	EUR	495,000	635,002
Kingdom of the Netherlands, 5.5%, 1/15/28	EUR	458,000	824,534
Republic of Austria, 1.75%, 10/20/23	EUR	862,000	1,076,359
Republic of France, 6%, 10/25/25	EUR	929,000	1,611,732
Republic of France, 4.75%, 4/25/35	EUR	1,153,000	2,143,791
Republic of Iceland, 4.875%, 6/16/16 (n)		$593,000	615,562
Republic of Iceland, 5.875%, 5/11/22 (n)		113,000	130,932
Republic of Ireland, 4.5%, 4/18/20	EUR	115,000	155,636
Republic of Ireland, 5.4%, 3/13/25	EUR	134,000	213,596
Republic of Italy, 5.5%, 9/01/22	EUR	1,494,000	2,185,651
Republic of Italy, 5.25%, 8/01/17	EUR	2,483,000	3,102,248
Republic of Italy, 3.75%, 3/01/21	EUR	3,035,000	3,966,975
United Kingdom Treasury, 8%, 6/07/21	GBP	254,000	539,533
United Kingdom Treasury, 2.25%, 9/07/23	GBP	590,000	939,666
United Kingdom Treasury, 4.25%, 12/07/27	GBP	694,000	1,323,934
United Kingdom Treasury, 4.25%, 3/07/36	GBP	559,000	1,111,744
United Kingdom Treasury, 3.25%, 1/22/44	GBP	440,000	771,950

			$47,933,048
Internet - 0.3%
Baidu, Inc., 3.25%, 8/06/18		$588,000	$609,274
Baidu, Inc., 3.5%, 11/28/22		367,000	371,406

			$980,680
Machinery & Tools - 0.4%
Atlas Copco AB, 5.6%, 5/22/17 (n)		$1,073,000	$1,165,267

Major Banks - 6.3%
ABN AMRO Bank N.V., 4.25%, 2/02/17 (n)		$913,000	$957,283
Bank of America Corp., 6.5%, 8/01/16		1,305,000	1,387,460
Bank of America Corp., 4.125%, 1/22/24		1,371,000	1,448,982
Barclays Bank PLC, 2.5%, 2/20/19		860,000	876,477
Commonwealth Bank of Australia, 5%, 10/15/19 (n)		760,000	851,897

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Bonds - continued
Major Banks - continued
Credit Suisse Group AG, 6.5%, 8/08/23 (n)	$1,160,000	$1,324,494
Goldman Sachs Group, Inc., 5.75%, 1/24/22	1,213,000	1,407,697
Goldman Sachs Group, Inc., FRN, 1.297%, 10/23/19	410,000	413,348
ING Bank N.V., 3.75%, 3/07/17 (n)	1,233,000	1,287,285
ING Bank N.V., 5.8%, 9/25/23 (n)	1,344,000	1,512,267
JPMorgan Chase & Co., 2%, 8/15/17	330,000	335,217
JPMorgan Chase & Co., 2.2%, 10/22/19	1,080,000	1,079,874
JPMorgan Chase & Co., 4.625%, 5/10/21	870,000	964,054
Merrill Lynch & Co., Inc., 6.4%, 8/28/17	400,000	441,812
Morgan Stanley, 7.3%, 5/13/19	250,000	296,883
Morgan Stanley, 5.625%, 9/23/19	420,000	475,601
Morgan Stanley, 3.7%, 10/23/24	1,993,000	2,038,458
Morgan Stanley, FRN, 1.512%, 2/25/16	1,400,000	1,409,335
Royal Bank of Scotland PLC, 2.55%, 9/18/15	471,000	473,741
Royal Bank of Scotland PLC, 6%, 12/19/23	1,611,000	1,764,440

		$20,746,605
Medical & Health Technology & Services - 0.6%
Becton, Dickinson and Co., 4.685%, 12/15/44	$793,000	$831,107
Laboratory Corp. of America Holdings, 2.625%, 2/01/20	640,000	645,179
McKesson Corp., 5.7%, 3/01/17	370,000	399,591

		$1,875,877
Metals & Mining - 1.6%
Barrick Gold Corp., 4.1%, 5/01/23	$1,360,000	$1,342,142
Freeport-McMoRan Copper & Gold, Inc., 2.375%, 3/15/18	500,000	498,637
Freeport-McMoRan Copper & Gold, Inc., 3.1%, 3/15/20	810,000	800,511
Glencore Funding LLC, 2.125%, 4/16/18 (z)	660,000	659,270
Glencore Funding LLC, FRN, 1.421%, 5/27/16 (n)	1,170,000	1,173,683
Kinross Gold Corp., 5.95%, 3/15/24	924,000	860,878

		$5,335,121
Midstream - 2.7%
APT Pipelines Ltd., 4.2%, 3/23/25 (n)	$1,162,000	$1,171,552
Energy Transfer Partners LP, 4.05%, 3/15/25	1,449,000	1,449,419
Enterprise Products Partners LP, 6.3%, 9/15/17	870,000	967,186
Kinder Morgan Energy Partners LP, 6.375%, 3/01/41	1,070,000	1,169,882
ONEOK Partners LP, 3.2%, 9/15/18	510,000	522,561
Plains All American Pipeline LP, 3.6%, 11/01/24	881,000	882,684
Spectra Energy Capital LLC, 8%, 10/01/19	679,000	819,889
Sunoco Logistics Partners LP, 4.25%, 4/01/24	437,000	448,443
Williams Cos., Inc., 3.7%, 1/15/23	279,000	263,807
Williams Cos., Inc., 4.55%, 6/24/24	1,305,000	1,282,840

		$8,978,263

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Bonds - continued
Mortgage-Backed - 0.6%
Fannie Mae, 5.5%, 7/01/19 - 11/01/36	$433,373	$471,424
Fannie Mae, 6.5%, 5/01/31	44,575	52,106
Fannie Mae, 6%, 11/01/34 (f)	427,056	491,391
Freddie Mac, 4.224%, 3/25/20	818,658	904,690

		$1,919,611
Municipals - 0.4%
Florida Hurricane Catastrophe Fund Finance Corp. Rev, “A”, 2.107%, 7/01/18	$1,015,000	$1,036,214
University of California Limited Project Rev., “I”, 5%, 5/15/25	265,000	328,743

		$1,364,957
Natural Gas - Distribution - 0.1%
GNL Quintero S.A., 4.634%, 7/31/29 (n)	$200,000	$208,795

Network & Telecom - 1.5%
AT&T, Inc., 2.45%, 6/30/20	$1,450,000	$1,448,375
Empresa Nacional de Telecomunicaciones S.A., 4.75%, 8/01/26 (n)	200,000	209,658
Verizon Communications, Inc., 6.1%, 4/15/18	1,000,000	1,126,333
Verizon Communications, Inc., 5.15%, 9/15/23	1,439,000	1,624,132
Verizon Communications, Inc., FRN, 1.041%, 6/17/19	610,000	614,153

		$5,022,651
Oil Services - 0.4%
Odebrecht Offshore Drilling Finance Ltd., 6.75%, 10/01/23 (n)	$490,163	$422,912
Transocean, Inc., 3%, 10/15/17	314,000	303,010
Transocean, Inc., 6%, 3/15/18	670,000	668,325

		$1,394,247
Oils - 0.2%
Marathon Petroleum Corp., 3.625%, 9/15/24	$575,000	$585,250

Other Banks & Diversified Financials - 3.2%
Abbey National Treasury Services PLC, 3.05%, 8/23/18	$345,000	$359,329
Banco GNB Sudameris S.A., 3.875%, 5/02/18 (n)	102,000	100,343
Bancolombia S.A., 5.95%, 6/03/21	398,000	440,467
BBVA Banco Continental S.A., 5.25% to 9/22/24, FRN to 9/22/29 (n)	24,000	24,780
Citigroup, Inc., 8.5%, 5/22/19	919,000	1,137,067
Citigroup, Inc., 3.75%, 6/16/24	943,000	974,199
Groupe BPCE S.A., 12.5% to 9/30/19, FRN to 8/29/49 (n)	645,000	871,963
Intesa Sanpaolo S.p.A., 2.375%, 1/13/17	420,000	424,218
Intesa Sanpaolo S.p.A., 3.875%, 1/16/18	996,000	1,041,065

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Bonds - continued
Other Banks & Diversified Financials - continued
Intesa Sanpaolo S.p.A., 5.017%, 6/26/24 (n)	$1,941,000	$1,955,198
Lloyds TSB Bank PLC, 5.8%, 1/13/20 (n)	645,000	752,502
Macquarie Bank Ltd., 5%, 2/22/17 (n)	769,000	818,685
Macquarie Group Ltd., 6%, 1/14/20 (n)	428,000	488,025
Rabobank Nederland N.V., 3.375%, 1/19/17	525,000	545,865
Swedbank AB, 2.125%, 9/29/17 (n)	615,000	623,761

		$10,557,467
Pharmaceuticals - 0.4%
Actavis Funding SCS, 4.75%, 3/15/45	$835,000	$844,134
Hospira, Inc., 6.05%, 3/30/17	490,000	531,534

		$1,375,668
Pollution Control - 0.3%
Republic Services, Inc., 5.25%, 11/15/21	$730,000	$833,089

Railroad & Shipping - 0.3%
CSX Corp., 4.1%, 3/15/44	$915,000	$917,914

Real Estate - Healthcare - 0.4%
HCP, Inc., REIT, 5.375%, 2/01/21	$806,000	$906,432
Health Care REIT, Inc., 2.25%, 3/15/18	312,000	316,124

		$1,222,556
Real Estate - Office - 0.3%
Boston Properties LP, REIT, 3.7%, 11/15/18	$420,000	$446,486
Vornado Realty LP, REIT, 2.5%, 6/30/19	664,000	671,382

		$1,117,868
Real Estate - Retail - 0.1%
Kimco Realty Corp., REIT, 6.875%, 10/01/19	$191,000	$225,713

Retailers - 1.1%
Bed Bath & Beyond, Inc., 5.165%, 8/01/44	$1,533,000	$1,629,397
Dollar General Corp., 3.25%, 4/15/23	808,000	787,188
Gap, Inc., 5.95%, 4/12/21	1,118,000	1,291,643

		$3,708,228
Supermarkets - 0.4%
Kroger Co., 3.85%, 8/01/23	$1,090,000	$1,155,306

Supranational - 0.7%
Banco Latinoamericano de Comercio Exterior S.A., 3.25%, 5/07/20 (z)	$1,000,000	$996,530

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Bonds - continued
Supranational - continued
Corporacion Andina de Fomento, 4.375%, 6/15/22	$1,290,000	$1,415,922

		$2,412,452
Telecommunications - Wireless - 1.1%
American Tower Corp., REIT, 4.7%, 3/15/22	$732,000	$779,811
Crown Castle Towers LLC, 6.113%, 1/15/20 (n)	838,000	954,655
Digicel Group Ltd., 6%, 4/15/21 (n)	316,000	306,744
Millicom International Cellular S.A., 4.75%, 5/22/20 (n)	440,000	433,400
MTS International Funding Ltd., 5%, 5/30/23 (n)	201,000	179,996
SBA Tower Trust, 2.898%, 10/15/19 (n)	1,061,000	1,070,845

		$3,725,451
Tobacco - 0.9%
Altria Group, Inc., 9.25%, 8/06/19	$231,000	$294,567
Lorillard Tobacco Co., 8.125%, 6/23/19	640,000	781,559
Lorillard Tobacco Co., 6.875%, 5/01/20	480,000	567,474
Reynolds American, Inc., 6.75%, 6/15/17	1,040,000	1,149,165

		$2,792,765
Transportation - Services - 0.3%
ERAC USA Finance Co., 6.375%, 10/15/17 (n)	$930,000	$1,037,503

U.S. Government Agencies and Equivalents - 0.1%
National Credit Union Administration Guaranteed Note, 2.9%, 10/29/20	$240,000	$245,628

Utilities - Electric Power - 1.6%
CMS Energy Corp., 5.05%, 3/15/22	$608,000	$686,911
Enel Finance International S.A., 6.25%, 9/15/17 (n)	920,000	1,018,079
Exelon Generation Co. LLC, 5.2%, 10/01/19	360,000	400,895
Exelon Generation Co. LLC, 4.25%, 6/15/22	814,000	853,191
Oncor Electric Delivery Co., 4.1%, 6/01/22	922,000	1,003,395
PPL WEM Holdings PLC, 3.9%, 5/01/16 (n)	1,210,000	1,241,092
Waterford 3 Funding Corp., 8.09%, 1/02/17	191,187	191,210

		$5,394,773
Total Bonds (Identified Cost, $203,290,605)		$207,436,370

Underlying Affiliated Funds - 34.4%
MFS High Yield Pooled Portfolio (v) (Identified Cost, $113,642,944)	11,674,131	$112,421,883

Portfolio of Investments (unaudited) – continued

Money Market Funds - 2.1%
Issuer	Shares/Par	Value ($)
MFS Institutional Money Market Portfolio, 0.09%, at Cost and Net Asset Value (v)	6,923,445	$6,923,445
Total Investments (Identified Cost, $323,856,994)		$326,781,698

Other Assets, Less Liabilities - 0.1%		231,059
Net Assets - 100.0%		$327,012,757

(a)	Non-income producing security.
(f)	All or a portion of the security has been segregated as collateral for open futures contracts.
(i)	Interest only security for which the fund receives interest on notional principal (Par amount). Par amount shown is the notional principal and does not reflect the cost of the security.
(n)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $50,773,859, representing 15.5% of net assets.
(p)	Payment-in-kind security for which interest income may be received in additional securities and/or cash. During the period, no interest income was received in additional securities and/or cash.
(v)	Underlying affiliated fund that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.
(z)	Restricted securities are not registered under the Securities Act of 1933 and are subject to legal restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are subsequently registered. Disposal of these securities may involve time-consuming negotiations and prompt sale at an acceptable price may be difficult. The fund holds the following restricted securities:

Restricted Securities	Acquisition Date	Cost	Value
Banco Latinoamericano de Comercio Exterior S.A., 3.25%, 5/07/20	4/30/15	$996,530	$996,530
Bayview Financial Revolving Mortgage Loan Trust, FRN, 1.781%, 12/28/40	3/01/06	382,193	232,428
Falcon Franchise Loan LLC, FRN, 6.617%, 1/05/23	1/18/02	10,554	27,686
Falcon Franchise Loan LLC, FRN, 23.877%, 1/05/25	1/29/03	9,350	30,597
Glencore Funding LLC, 2.125%, 4/16/18	4/08/15	659,551	659,270
Molex Electronic Technologies LLC, 2.878%, 4/15/20	4/01/15	970,000	971,540
Morgan Stanley Capital I, Inc., FRN, 1.419%, 4/28/39	7/20/04	156,470	11,939
Total Restricted Securities			$2,929,990
% of Net assets			0.9%

The following abbreviations are used in this report and are defined:

CDO	Collateralized Debt Obligation
CLO	Collateralized Loan Obligation
FRN	Floating Rate Note. Interest rate resets periodically and the current rate may not be the rate reported at period end.
PLC	Public Limited Company
REIT	Real Estate Investment Trust

Portfolio of Investments (unaudited) – continued

Abbreviations indicate amounts shown in currencies other than the U.S. dollar. All amounts are stated in U.S. dollars unless otherwise indicated. A list of abbreviations is shown below:

AUD	Australian Dollar
CAD	Canadian Dollar
DKK	Danish Krone
EUR	Euro
GBP	British Pound
JPY	Japanese Yen
NOK	Norwegian Krone
NZD	New Zealand Dollar
SEK	Swedish Krona

Derivative Contracts at 4/30/15

Forward Foreign Currency Exchange Contracts at 4/30/15

Type	Currency	Counter- party	Contracts to Deliver/ Receive	Settlement Date Range	In Exchange For	Contracts at Value	Net Unrealized Appreciation (Depreciation)
Asset Derivatives
BUY	EUR	Brown Brothers Harriman	494,168	7/10/15	$530,850	$555,379	$24,529
SELL	JPY	Royal Bank of Scotland Group PLC	28,236,940	7/10/15	237,094	236,685	409
BUY	SEK	Deutsche Bank AG	3,777,089	7/10/15	437,208	453,862	16,654

							$41,592

Liability Derivatives
BUY	AUD	Westpac Banking Corp.	1,101,078	7/10/15	$879,525	$868,015	$(11,510)
SELL	AUD	Westpac Banking Corp.	2,755,616	7/10/15	2,097,239	2,172,339	(75,100)
SELL	CAD	Merrill Lynch International	1,796,608	7/10/15	1,434,109	1,487,691	(53,582)
SELL	DKK	JPMorgan Chase Bank	6,318,382	7/10/15	919,987	952,401	(32,414)
SELL	EUR	Deutsche Bank AG	444,210	7/10/15	479,423	499,233	(19,810)
SELL	EUR	JPMorgan Chase Bank	18,031,084	7/10/15	19,541,765	20,264,539	(722,774)
SELL	GBP	Barclays Bank PLC	1,524,904	7/10/15	2,268,012	2,339,612	(71,600)
SELL	GBP	Merrill Lynch International	1,524,904	7/10/15	2,268,065	2,339,612	(71,547)
SELL	JPY	Deutsche Bank AG	409,829,139	7/10/15	3,409,305	3,435,226	(25,921)
SELL	NOK	Goldman Sachs International	5,935,920	7/10/15	735,536	786,815	(51,279)

Portfolio of Investments (unaudited) – continued

Forward Foreign Currency Exchange Contracts at 4/30/15 - continued

Type	Currency	Counter- party	Contracts to Deliver/ Receive	Settlement Date Range	In Exchange For	Contracts at Value	Net Unrealized Appreciation (Depreciation)
Liability Derivatives – continued
SELL	NZD	Westpac Banking Corp.	1,861,984	7/10/15	$1,396,311	$1,411,653	$(15,342)
SELL	SEK	Credit Suisse Group	1,250,202	7/10/15	144,872	150,227	(5,355)
SELL	SEK	Deutsche Bank AG	2,128,244	7/10/15	246,633	255,734	(9,101)
SELL	SEK	Goldman Sachs International	4,570,752	7/10/15	529,500	549,230	(19,730)
SELL	SEK	Morgan Stanley Capital Services	896,410	7/10/15	103,881	107,714	(3,833)

							$(1,188,898)

Futures Contracts at 4/30/15

Description	Currency	Contracts	Value	Expiration Date	Unrealized Appreciation (Depreciation)
Liability Derivatives
Interest Rate Futures
U.S. Treasury Note 10 yr (Short)	USD	166	$21,310,250	June - 2015	$(44,650)

At April 30, 2015, the fund had cash collateral of $280,000 and other liquid securities with an aggregate value of $281,388 to cover any commitments for certain derivative contracts. Cash collateral is comprised of “Restricted cash” in the Statement of Assets and Liabilities.

See Notes to Financial Statements

Financial Statements

STATEMENT OF ASSETS AND LIABILITIES

At 4/30/15 (unaudited)

This statement represents your fund’s balance sheet, which details the assets and liabilities comprising the total value of the fund.

Assets
Investments
Non-affiliated issuers, at value (identified cost, $203,290,605)	$207,436,370
Underlying affiliated funds, at value (identified cost, $120,566,389)	119,345,328
Total investments, at value (identified cost, $323,856,994)	$326,781,698
Cash	2,814
Restricted cash	280,000
Receivables for
Forward foreign currency exchange contracts	41,592
Daily variation margin on open futures contracts	23,343
Investments sold	1,706,155
Fund shares sold	556,216
Interest	2,040,454
Receivable from investment adviser	7,836
Other assets	1,543
Total assets	$331,441,651
Liabilities
Payables for
Distributions	$84,842
Forward foreign currency exchange contracts	1,188,898
Investments purchased	2,446,648
Fund shares reacquired	511,787
Payable to affiliates
Shareholder servicing costs	117,354
Distribution and service fees	7,621
Payable for independent Trustees’ compensation	8,930
Accrued expenses and other liabilities	62,814
Total liabilities	$4,428,894
Net assets	$327,012,757
Net assets consist of
Paid-in capital	$332,428,675
Unrealized appreciation (depreciation) on investments and translation of assets and liabilities in foreign currencies	1,729,390
Accumulated net realized gain (loss) on investments and foreign currency	(7,114,937)
Accumulated distributions in excess of net investment income	(30,371)
Net assets	$327,012,757
Shares of beneficial interest outstanding	49,284,869

	Net assets	Shares outstanding	Net asset value per share (a)
Class A	$228,490,497	34,359,299	$6.65
Class B	32,787,769	4,964,807	6.60
Class C	49,139,706	7,463,569	6.58
Class I	16,594,785	2,497,194	6.65

(a)	Maximum offering price per share was equal to the net asset value per share for all share classes, except for Class A, for which the maximum offering price per share was $6.95 [100 / 95.75 x $6.65]. On sales of $100,000 or more, the maximum offering price of Class A shares is reduced. A contingent deferred sales charge may be imposed on redemptions of Class A, Class B, and Class C shares. Redemption price per share was equal to the net asset value per share for Class I.

See Notes to Financial Statements

Financial Statements

STATEMENT OF OPERATIONS

Six months ended 4/30/15 (unaudited)

This statement describes how much your fund earned in investment income and accrued in expenses. It also describes any gains and/or losses generated by fund operations.

Net investment income
Income
Interest	$3,874,090
Dividends from underlying affiliated funds	3,418,188
Total investment income	$7,292,278
Expenses
Management fee	$1,050,689
Distribution and service fees	698,238
Shareholder servicing costs	228,995
Administrative services fee	30,941
Independent Trustees’ compensation	4,824
Custodian fee	35,306
Shareholder communications	35,296
Audit and tax fees	31,886
Legal fees	1,361
Miscellaneous	50,234
Total expenses	$2,167,770
Fees paid indirectly	(6)
Reduction of expenses by investment adviser and distributor	(180,978)
Net expenses	$1,986,786
Net investment income	$5,305,492
Realized and unrealized gain (loss) on investments and foreign currency
Realized gain (loss) (identified cost basis)
Investments:
Non-affiliated issuers	$915,741
Underlying affiliated funds	300,610
Capital gain distributions from underlying affiliated funds	778,795
Futures contracts	(897,540)
Foreign currency	2,740,510
Net realized gain (loss) on investments and foreign currency	$3,838,116
Change in unrealized appreciation (depreciation)
Investments	$(5,015,180)
Futures contracts	113,862
Translation of assets and liabilities in foreign currencies	(1,242,335)
Net unrealized gain (loss) on investments and foreign currency translation	$(6,143,653)
Net realized and unrealized gain (loss) on investments and foreign currency	$(2,305,537)
Change in net assets from operations	$2,999,955

See Notes to Financial Statements

Financial Statements

STATEMENTS OF CHANGES IN NET ASSETS

These statements describe the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.

	Six months ended 4/30/15	Year ended 10/31/14
Change in net assets	(unaudited)
From operations
Net investment income	$5,305,492	$11,924,774
Net realized gain (loss) on investments and foreign currency	3,838,116	3,249,356
Net unrealized gain (loss) on investments and foreign currency translation	(6,143,653)	(3,629,921)
Change in net assets from operations	$2,999,955	$11,544,209
Distributions declared to shareholders
From net investment income	$(5,984,739)	$(13,219,017)
Change in net assets from fund share transactions	$(3,337,764)	$17,117,234
Total change in net assets	$(6,322,548)	$15,442,426
Net assets
At beginning of period	333,335,305	317,892,879
At end of period (including accumulated distributions in excess of net investment income of $30,371 and undistributed net investment income of $648,876, respectively)	$327,012,757	$333,335,305

See Notes to Financial Statements

Financial Statements

FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the fund’s financial performance for the semiannual period and the past 5 fiscal years. Certain information reflects financial results for a single fund share. The total returns in the table represent the rate by which an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.

	Six months ended 4/30/15 (unaudited)		Years ended 10/31
Class A			2014		2013		2012	2011	2010

Net asset value, beginning of period	$6.71		$6.74		$6.92		$6.60	$6.72	$6.30
Income (loss) from investment operations
Net investment income (d)	$0.11		$0.26		$0.27		$0.29	$0.31	$0.33
Net realized and unrealized gain (loss) on investments and foreign currency	(0.04)		(0.00	)(w)	(0.15)		0.35	(0.10)	0.44
Total from investment operations	$0.07		$0.26		$0.12		$0.64	$0.21	$0.77
Less distributions declared to shareholders
From net investment income	$(0.13)		$(0.29)		$(0.30)		$(0.32)	$(0.33)	$(0.35)
Net asset value, end of period (x)	$6.65		$6.71		$6.74		$6.92	$6.60	$6.72
Total return (%) (r)(s)(t)(x)	1.03	(n)	3.88		1.85		9.98	3.24	12.56
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.16	(a)(h)	1.14	(h)	1.15	(h)	1.18	1.16	1.18
Expenses after expense reductions (f)	1.05	(a)(h)	1.05	(h)	1.05	(h)	1.05	1.05	1.02
Net investment income	3.44	(a)	3.84		3.95		4.38	4.62	5.14
Portfolio turnover	15	(n)	22		34		42	38	49
Net assets at end of period (000 omitted)	$228,490		$229,895		$218,674		$222,166	$203,155	$216,200

See Notes to Financial Statements

Financial Highlights – continued

	Six months ended 4/30/15 (unaudited)		Years ended 10/31
Class B			2014		2013		2012	2011	2010

Net asset value, beginning of period	$6.66		$6.69		$6.86		$6.54	$6.66	$6.24
Income (loss) from investment operations
Net investment income (d)	$0.09		$0.21		$0.22		$0.24	$0.26	$0.28
Net realized and unrealized gain (loss) on investments and foreign currency	(0.05)		(0.00	)(w)	(0.14)		0.35	(0.10)	0.44
Total from investment operations	$0.04		$0.21		$0.08		$0.59	$0.16	$0.72
Less distributions declared to shareholders
From net investment income	$(0.10)		$(0.24)		$(0.25)		$(0.27)	$(0.28)	$(0.30)
Net asset value, end of period (x)	$6.60		$6.66		$6.69		$6.86	$6.54	$6.66
Total return (%) (r)(s)(t)(x)	0.65	(n)	3.10		1.22		9.22	2.45	11.80
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.91	(a)(h)	1.89	(h)	1.91	(h)	1.94	1.92	1.94
Expenses after expense reductions (f)	1.80	(a)(h)	1.80	(h)	1.80	(h)	1.80	1.80	1.77
Net investment income	2.73	(a)	3.13		3.24		3.66	3.92	4.46
Portfolio turnover	15	(n)	22		34		42	38	49
Net assets at end of period (000 omitted)	$32,788		$35,650		$37,673		$39,238	$34,112	$39,468

See Notes to Financial Statements

Financial Highlights – continued

	Six months ended 4/30/15 (unaudited)		Years ended 10/31
Class C			2014		2013		2012	2011	2010

Net asset value, beginning of period	$6.64		$6.67		$6.84		$6.52	$6.64	$6.22
Income (loss) from investment operations
Net investment income (d)	$0.09		$0.21		$0.22		$0.24	$0.26	$0.28
Net realized and unrealized gain (loss) on investments and foreign currency	(0.05)		(0.01)		(0.14)		0.35	(0.10)	0.44
Total from investment operations	$0.04		$0.20		$0.08		$0.59	$0.16	$0.72
Less distributions declared to shareholders
From net investment income	$(0.10)		$(0.23)		$(0.25)		$(0.27)	$(0.28)	$(0.30)
Net asset value, end of period (x)	$6.58		$6.64		$6.67		$6.84	$6.52	$6.64
Total return (%) (r)(s)(t)(x)	0.64	(n)	3.10		1.21		9.23	2.45	11.82
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.92	(a)(h)	1.89	(h)	1.91	(h)	1.94	1.92	1.94
Expenses after expense reductions (f)	1.80	(a)(h)	1.80	(h)	1.80	(h)	1.80	1.80	1.77
Net investment income	2.84	(a)	3.14		3.26		3.68	3.94	4.47
Portfolio turnover	15	(n)	22		34		42	38	49
Net assets at end of period (000 omitted)	$49,140		$51,719		$49,910		$54,671	$46,531	$46,789

See Notes to Financial Statements

Financial Highlights – continued

	Six months ended 4/30/15 (unaudited)		Years ended 10/31
Class I			2014		2013		2012	2011	2010

Net asset value, beginning of period	$6.71		$6.74		$6.91		$6.59	$6.72	$6.30
Income (loss) from investment operations
Net investment income (d)	$0.12		$0.28		$0.29		$0.31	$0.32	$0.35
Net realized and unrealized gain (loss) on investments and foreign currency	(0.04)		(0.01)		(0.14)		0.35	(0.10)	0.43
Total from investment operations	$0.08		$0.27		$0.15		$0.66	$0.22	$0.78
Less distributions declared to shareholders
From net investment income	$(0.14)		$(0.30)		$(0.32)		$(0.34)	$(0.35)	$(0.36)
Net asset value, end of period (x)	$6.65		$6.71		$6.74		$6.91	$6.59	$6.72
Total return (%) (r)(s)(x)	1.16	(n)	4.14		2.25		10.27	3.34	12.84
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.91	(a)(h)	0.89	(h)	0.90	(h)	0.93	0.91	0.93
Expenses after expense reductions (f)	0.80	(a)(h)	0.80	(h)	0.80	(h)	0.80	0.80	0.77
Net investment income	3.67	(a)	4.07		4.21		4.61	4.83	5.36
Portfolio turnover	15	(n)	22		34		42	38	49
Net assets at end of period (000 omitted)	$16,595		$16,072		$11,636		$11,387	$8,309	$4,823

(a)	Annualized.
(d)	Per share data is based on average shares outstanding
(f)	Ratios do not reflect reductions from fees paid indirectly, if applicable.
(h)	In addition to the fees and expenses which the fund bears directly, the fund indirectly bears a pro rata share of the fees and expenses of the underlying affiliated funds in which the fund invests. Accordingly, the expense ratio for the fund reflects only those fees and expenses borne directly by the fund. Because the underlying affiliated funds have varied expense and fee levels and the fund may own different proportions of the underlying affiliated funds at different times, the amount of fees and expenses incurred indirectly by the fund will vary.
(n)	Not annualized.
(r)	Certain expenses have been reduced without which performance would have been lower.
(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
(t)	Total returns do not include any applicable sales charges.
(w)	Per share amount was less than $0.01.
(x)	The net asset values per share and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.

See Notes to Financial Statements

NOTES TO FINANCIAL STATEMENTS

(unaudited)

(1) Business and Organization

MFS Strategic Income Fund (the fund) is a diversified series of MFS Series Trust VIII (the trust). The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.

The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investment Companies.

(2) Significant Accounting Policies

General – The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. In the preparation of these financial statements, management has evaluated subsequent events occurring after the date of the fund’s Statement of Assets and Liabilities through the date that the financial statements were issued. The fund invests in the MFS High Yield Pooled Portfolio (“High Yield Pooled Portfolio”). The accounting policies of the High Yield Pooled Portfolio are outlined in its shareholder report, which is available without charge by calling 1-800-225-2606 and on the Securities and Exchange Commission (SEC) web site at http://www.sec.gov or at the SEC’s public reference room in Washington, D.C. The High Yield Pooled Portfolio’s shareholder report is not covered by this report. The fund and the High Yield Pooled Portfolio invest in high-yield securities rated below investment grade. Investments in high-yield securities involve greater degrees of credit and market risk than investments in higher-rated securities and tend to be more sensitive to economic conditions. The accounting policies detailed in the Significant Accounting Policies note cover both the fund and the High Yield Pooled Portfolio. For purposes of this policy disclosure, “fund” refers to both the fund and the High Yield Pooled Portfolio in which the fund invests. The fund invests in foreign securities. Investments in foreign securities are vulnerable to the effects of changes in the relative values of the local currency and the U.S. dollar and to the effects of changes in each country’s legal, political, and economic environment.

In June 2014, FASB issued Accounting Standards Update 2014-11, Transfers and Servicing (Topic 860) – Repurchase-to-Maturity Transactions, Repurchase Financings, and Disclosures (“ASU 2014-11”). ASU 2014-11 changes the accounting for repurchase-to-maturity transactions (i.e., repurchase agreements that settle at the same time as the maturity of the transferred financial asset) and enhances the required disclosures for repurchase agreements and other similar transactions. Although still evaluating the potential impacts of ASU 2014-11 to the fund, management expects that the impact of the fund’s adoption will be limited to additional financial statement disclosures which would first be effective for interim reporting periods beginning after March 15, 2015.

Notes to Financial Statements (unaudited) – continued

Balance Sheet Offsetting – The fund’s accounting policy with respect to balance sheet offsetting is that, absent an event of default by the counterparty or a termination of the agreement, the International Swaps and Derivatives Association (ISDA) Master Agreement does not result in an offset of reported amounts of financial assets and financial liabilities in the Statement of Assets and Liabilities across transactions between the fund and the applicable counterparty. The fund’s right to setoff may be restricted or prohibited by the bankruptcy or insolvency laws of the particular jurisdiction to which a specific master netting agreement counterparty is subject. Balance sheet offsetting disclosures, to the extent applicable to the fund, have been included in the fund’s Significant Accounting Policies note under the captions for each of the fund’s in-scope financial instruments and transactions.

Investment Valuations – The investments of the fund and the High Yield Pooled Portfolio are valued as described below.

Debt instruments and floating rate loans, including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price as provided by a third-party pricing service on the market or exchange on which they are primarily traded. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Futures contracts are generally valued at last posted settlement price as provided by a third-party pricing service on the market on which they are primarily traded. Futures contracts for which there were no trades that day for a particular position are generally valued at the closing bid quotation as provided by a third-party pricing service on the market on which such futures contracts are primarily traded. Forward foreign currency exchange contracts are generally valued at the mean of bid and asked prices for the time period interpolated from rates provided by a third-party pricing service for proximate time periods. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of

Notes to Financial Statements (unaudited) – continued

derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. Other financial instruments are derivative instruments not reflected in total investments, such as futures contracts and forward foreign currency exchange contracts.

Notes to Financial Statements (unaudited) – continued

The following is a summary of the levels used as of April 30, 2015 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
U.S. Treasury Bonds & U.S. Government Agency & Equivalents	$—	$245,628	$—	$245,628
Non-U.S. Sovereign Debt	—	62,743,692	—	62,743,692
Municipal Bonds	—	1,364,957	—	1,364,957
U.S. Corporate Bonds	—	92,938,510	—	92,938,510
Residential Mortgage-Backed Securities	—	1,919,610	—	1,919,610
Commercial Mortgage-Backed Securities	—	3,310,429	—	3,310,429
Asset-Backed Securities (including CDOs)	—	2,782,765	—	2,782,765
Foreign Bonds	—	42,130,779	—	42,130,779
Mutual Funds	119,345,328	—	—	119,345,328
Total Investments	$119,345,328	$207,436,370	$—	$326,781,698

Other Financial Instruments
Futures Contracts	$(44,650)	$—	$—	$(44,650)
Forward Foreign Currency Exchange Contracts	—	(1,147,306)	—	(1,147,306)

For further information regarding security characteristics, see the Portfolio of Investments.

Foreign Currency Translation – Purchases and sales of foreign investments, income, and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions or on the reporting date for foreign denominated receivables and payables. Gains and losses attributable to foreign currency exchange rates on sales of securities are recorded for financial statement purposes as net realized gains and losses on investments. Gains and losses attributable to foreign exchange rate movements on receivables, payables, income and expenses are recorded for financial statement purposes as foreign currency transaction gains and losses. That portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

Derivatives – The fund uses derivatives for different purposes, primarily to increase or decrease exposure to a particular market or segment of the market, or security, to increase or decrease interest rate or currency exposure, or as alternatives to direct investments. Derivatives are used for hedging or non-hedging purposes. While hedging can reduce or eliminate losses, it can also reduce or eliminate gains. When the fund uses derivatives as an investment to increase market exposure, or for hedging purposes, gains and losses from derivative instruments may be substantially greater than the derivative’s original cost.

The derivative instruments used by the fund were futures contracts and forward foreign currency exchange contracts. The fund’s period end derivatives, as presented in

Notes to Financial Statements (unaudited) – continued

the Portfolio of Investments and the associated Derivative Contract tables, generally are indicative of the volume of its derivative activity during the period.

The following table presents, by major type of derivative contract, the fair value, on a gross basis, of the asset and liability components of derivatives held by the fund at April 30, 2015 as reported in the Statement of Assets and Liabilities:

		Fair Value (a)
Risk	Derivative Contracts	Asset Derivatives	Liability Derivatives
Interest Rate	Interest Rate Futures	$—	$(44,650)
Foreign Exchange	Forward Foreign Currency Exchange	41,592	(1,188,898)
Total		$41,592	$(1,233,548)

(a)	The value of futures contracts includes cumulative appreciation (depreciation) as reported in the fund’s Portfolio of Investments. Only the current day variation margin for futures contracts is separately reported within the fund’s Statement of Assets and Liabilities.

The following table presents, by major type of derivative contract, the realized gain (loss) on derivatives held by the fund for the six months ended April 30, 2015 as reported in the Statement of Operations:

Risk	Futures Contracts	Foreign Currency
Interest Rate	$(897,540)	$—
Foreign Exchange	—	2,815,753
Total	$(897,540)	$2,815,753

The following table presents, by major type of derivative contract, the change in unrealized appreciation (depreciation) on derivatives held by the fund for the six months ended April 30, 2015 as reported in the Statement of Operations:

Risk	Futures Contracts	Translation of Assets and Liabilities in Foreign Currencies
Interest Rate	$113,862	$—
Foreign Exchange	—	(1,258,860)
Total	$113,862	$(1,258,860)

Derivative counterparty credit risk is managed through formal evaluation of the creditworthiness of all potential counterparties. On certain, but not all, uncleared derivatives, the fund attempts to reduce its exposure to counterparty credit risk whenever possible by entering into an ISDA Master Agreement on a bilateral basis. The ISDA Master Agreement gives each party to the agreement the right to terminate all transactions traded under such agreement if there is a certain deterioration in the credit quality of the other party. Upon an event of default or a termination of the ISDA Master Agreement, the non-defaulting party has the right to close out all transactions traded under such agreement and to net amounts owed under each transaction to one net amount payable by one party to the other. This right to close out and net payments

Notes to Financial Statements (unaudited) – continued

across all transactions traded under the ISDA Master Agreement could result in a reduction of the fund’s credit risk to such counterparty equal to any amounts payable by the fund under the applicable transactions, if any.

Collateral and margin requirements differ by type of derivative. Margin requirements are set by the clearing broker and the clearing house for cleared derivatives (i.e., futures contracts, cleared swaps, and exchange-traded options) while collateral terms are contract specific for uncleared derivatives (i.e., forward foreign currency exchange contracts, uncleared swap agreements, and uncleared options). For derivatives traded under an ISDA Master Agreement, which contains a collateral support annex, the collateral requirements are netted across all transactions traded under such agreement and one amount is posted from one party to the other to collateralize such obligations. Cash that has been segregated to cover the fund’s collateral or margin obligations under derivative contracts, if any, will be reported separately in the Statement of Assets and Liabilities as “Restricted cash” or “Deposits with brokers.” Securities pledged as collateral or margin for the same purpose, if any, are noted in the Portfolio of Investments.

Futures Contracts – The fund entered into futures contracts which may be used to hedge against or obtain broad market exposure, interest rate exposure, currency exposure, or to manage duration. A futures contract represents a commitment for the future purchase or sale of an asset at a specified price on a specified date.

Upon entering into a futures contract, the fund is required to deposit with the broker, either in cash or securities, an initial margin in an amount equal to a certain percentage of the notional amount of the contract. Subsequent payments (variation margin) are made or received by the fund each day, depending on the daily fluctuations in the value of the contract, and are recorded for financial statement purposes as unrealized gain or loss by the fund until the contract is closed or expires at which point the gain or loss on futures contracts is realized.

The fund bears the risk of interest rates, exchange rates or securities prices moving unexpectedly, in which case, the fund may not achieve the anticipated benefits of the futures contracts and may realize a loss. While futures contracts may present less counterparty risk to the fund since the contracts are exchange traded and the exchange’s clearinghouse guarantees payments to the broker, there is still counterparty credit risk due to the insolvency of the broker. The fund’s maximum risk of loss due to counterparty credit risk is equal to the margin posted by the fund to the broker plus any gains or minus any losses on the outstanding futures contracts.

Forward Foreign Currency Exchange Contracts – The fund entered into forward foreign currency exchange contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date. These contracts may be used to hedge the fund’s currency risk or for non-hedging purposes. For hedging purposes, the fund may enter into contracts to deliver or receive foreign currency that the fund will receive from or use in its normal investment activities. The fund may also use contracts to hedge against declines in the value of foreign currency denominated securities due to unfavorable exchange rate movements. For non-hedging purposes, the fund may enter into contracts with the intent of changing the relative exposure of the fund’s portfolio of securities to different currencies to take advantage of anticipated exchange rate changes.

Notes to Financial Statements (unaudited) – continued

Forward foreign currency exchange contracts are adjusted by the daily exchange rate of the underlying currency and any unrealized gains or losses are recorded as a receivable or payable for forward foreign currency exchange contracts until the contract settlement date. On contract settlement date, any gain or loss on the contract is recorded as realized gains or losses on foreign currency.

Risks may arise upon entering into these contracts from unanticipated movements in the value of the contract and from the potential inability of counterparties to meet the terms of their contracts. Generally, the fund’s maximum risk due to counterparty credit risk is the unrealized gain on the contract due to the use of Continuous Linked Settlement, an industry accepted settlement system. This risk is mitigated in cases where there is an ISDA Master Agreement between the fund and the counterparty providing for netting as described above and, where applicable, by the posting of collateral by the counterparty to the fund to cover the fund’s exposure to the counterparty under such ISDA Master Agreement.

Loans and Other Direct Debt Instruments – The fund invests in loans and loan participations or other receivables. These investments may include standby financing commitments, including revolving credit facilities, which contractually obligate the fund to supply additional cash to the borrower on demand. The fund generally provides this financial support in order to preserve its existing investment or to obtain a more senior secured interest in the assets of the borrower. Loan participations involve a risk of insolvency of the lending bank or other financial intermediary.

Indemnifications – Under the fund’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the fund. Additionally, in the normal course of business, the fund enters into agreements with service providers that may contain indemnification clauses. The fund’s maximum exposure under these agreements is unknown as this would involve future claims that may be made against the fund that have not yet occurred.

Investment Transactions and Income – Investment transactions are recorded on the trade date. Interest income is recorded on the accrual basis. All premium and discount is amortized or accreted for financial statement purposes in accordance with U.S. generally accepted accounting principles. Dividends received in cash are recorded on the ex-dividend date. Certain dividends from foreign securities will be recorded when the fund is informed of the dividend if such information is obtained subsequent to the ex-dividend date. Dividend and interest payments received in additional securities are recorded on the ex-dividend or ex-interest date in an amount equal to the value of the security on such date.

The fund may receive proceeds from litigation settlements. Any proceeds received from litigation involving portfolio holdings are reflected in the Statement of Operations in realized gain/loss if the security has been disposed of by the fund or in unrealized gain/loss if the security is still held by the fund. Any other proceeds from litigation not related to portfolio holdings are reflected as other income in the Statement of Operations.

Fees Paid Indirectly – The fund’s custody fee may be reduced according to an arrangement that measures the value of U.S. dollars deposited with the custodian by

Notes to Financial Statements (unaudited) – continued

the fund. This amount, for the six months ended April 30, 2015, is shown as a reduction of total expenses in the Statement of Operations.

Tax Matters and Distributions – The fund intends to qualify as a regulated investment company, as defined under Subchapter M of the Internal Revenue Code, and to distribute all of its taxable income, including realized capital gains. As a result, no provision for federal income tax is required. The fund’s federal tax returns, when filed, will remain subject to examination by the Internal Revenue Service for a three year period. Management has analyzed the fund’s tax positions taken on federal and state tax returns for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability. Foreign taxes, if any, have been accrued by the fund in the accompanying financial statements in accordance with the applicable foreign tax law. Foreign income taxes may be withheld by certain countries in which the fund invests. Additionally, capital gains realized by the fund on securities issued in or by certain foreign countries may be subject to capital gains tax imposed by those countries.

Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences which arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future. Distributions in excess of net investment income or net realized gains are temporary overdistributions for financial statement purposes resulting from differences in the recognition or classification of income or distributions for financial statement and tax purposes.

Book/tax differences primarily relate to amortization and accretion of debt securities and straddle loss deferrals.

The tax character of distributions made during the current period will be determined at fiscal year end. The tax character of distributions declared to shareholders for the last fiscal year is as follows:

10/31/14
Ordinary income (including any short-term capital gains)	$13,219,017

Notes to Financial Statements (unaudited) – continued

The federal tax cost and the tax basis components of distributable earnings were as follows:

As of 4/30/15
Cost of investments	$326,157,169
Gross appreciation	8,038,548
Gross depreciation	(7,414,019)
Net unrealized appreciation (depreciation)	$624,529

As of 10/31/14
Undistributed ordinary income	3,029,539
Capital loss carryforwards	(7,898,291)
Other temporary differences	(3,190,381)
Net unrealized appreciation (depreciation)	5,627,999

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

Under the Regulated Investment Company Modernization Act of 2010 (the “Act”), net capital losses recognized for fund fiscal years beginning after October 31, 2011 may be carried forward indefinitely, and their character is retained as short-term and/or long-term losses (“post-enactment losses”). Previously, net capital losses were carried forward for eight years and treated as short-term losses (“pre-enactment losses”). As a transition rule, the Act requires that all post-enactment net capital losses be used before pre-enactment net capital losses.

As of October 31, 2014, the fund had capital loss carryforwards available to offset future realized gains. Such pre-enactment losses expire as follows:

10/31/16	$(1,160,172)
10/31/17	(6,738,119)
Total	$(7,898,291)

Multiple Classes of Shares of Beneficial Interest – The fund offers multiple classes of shares, which differ in their respective distribution and service fees. The fund’s income and common expenses are allocated to shareholders based on the value of settled shares outstanding of each class. The fund’s realized and unrealized gain (loss) are allocated to shareholders based on the daily net assets of each class. Dividends are declared separately for each class. Differences in per share dividend rates are generally due to differences in separate class expenses. Class B shares will convert to Class A

Notes to Financial Statements (unaudited) – continued

shares approximately eight years after purchase. The fund’s distributions declared to shareholders as reported in the Statements of Changes in Net Assets are presented by class as follows:

	From net investment income
	Six months ended 4/30/15	Year ended 10/31/14
Class A	$4,369,459	$9,543,430
Class B	529,380	1,296,714
Class C	776,671	1,784,818
Class I	309,229	594,055
Total	$5,984,739	$13,219,017

(3) Transactions with Affiliates

Investment Adviser – The fund has an investment advisory agreement with MFS to provide overall investment management and related administrative services and facilities to the fund. The management fee is computed daily and paid monthly at an annual rate of 0.65% of the fund’s average daily net assets. The investment adviser has agreed in writing to reduce its management fee to 0.60% of average daily net assets. This written agreement will continue until modified by the fund’s Board of Trustees, but such agreement will continue at least until February 29, 2016. For the six months ended April 30, 2015, this management fee reduction amounted to $80,825, which is included in the reduction of total expenses in the Statement of Operations. MFS has also agreed in writing to reduce its management fee by a specified amount if certain MFS mutual fund assets exceed thresholds agreed to by MFS and the fund’s Board of Trustees. For the six months ended April 30, 2015, this management fee reduction amounted to $10,451, which is included in the reduction of total expenses in the Statement of Operations. The management fee incurred for the six months ended April 30, 2015 was equivalent to an annual effective rate of 0.59% of the fund’s average daily net assets.

The investment adviser has agreed in writing to pay a portion of the fund’s total annual operating expenses, excluding interest, taxes, extraordinary expenses, brokerage and transaction costs, and investment-related expenses (such as fees and expenses associated with investments in investment companies and other similar investment vehicles), such that total fund operating expenses do not exceed the following rates annually of each class’s average daily net assets:

Class A	Class B	Class C	Class I
1.05%	1.80%	1.80%	0.80%

This written agreement will continue until modified by the fund’s Board of Trustees, but such agreement will continue at least until February 29, 2016. For the six months ended April 30, 2015, this reduction amounted to $84,609 and is included in the reduction of total expenses in the Statement of Operations.

Distributor – MFS Fund Distributors, Inc. (MFD), a wholly-owned subsidiary of MFS, as distributor, received $25,572 for the six months ended April 30, 2015, as its portion of the initial sales charge on sales of Class A shares of the fund.

Notes to Financial Statements (unaudited) – continued

The Board of Trustees has adopted a distribution plan for certain share classes pursuant to Rule 12b-1 of the Investment Company Act of 1940.

The fund’s distribution plan provides that the fund will pay MFD for services provided by MFD and financial intermediaries in connection with the distribution and servicing of certain share classes. One component of the plan is a distribution fee paid to MFD and another component of the plan is a service fee paid to MFD. MFD may subsequently pay all, or a portion, of the distribution and/or service fees to financial intermediaries.

Distribution Plan Fee Table:

	Distribution Fee Rate (d)	Service Fee Rate (d)	Total Distribution Plan (d)	Annual Effective Rate (e)	Distribution and Service Fee
Class A	—	0.25%	0.25%	0.25%	$281,130
Class B	0.75%	0.25%	1.00%	1.00%	169,065
Class C	0.75%	0.25%	1.00%	1.00%	248,043
Total Distribution and Service Fees					$698,238

(d)	In accordance with the distribution plan for certain classes, the fund pays distribution and/or service fees equal to these annual percentage rates of each class’s average daily net assets. The distribution and service fee rates disclosed by class represent the current rates in effect at the end of the reporting period. Any rate changes, if applicable, are detailed below.
(e)	The annual effective rates represent actual fees incurred under the distribution plan for the six months ended April 30, 2015 based on each class’s average daily net assets. MFD has voluntarily agreed to rebate a portion of each class’s 0.25% service fee attributable to accounts for which MFD retains the 0.25% service fee except for accounts attributable to MFS or its affiliates’ seed money. For the six months ended April 30, 2015, this rebate amounted to $5,036, $27, and $30 for Class A, Class B, and Class C, respectively, and is included in the reduction of total expenses in the Statement of Operations.

Certain Class A shares are subject to a contingent deferred sales charge (CDSC) in the event of a shareholder redemption within 18 months of purchase. Class C shares are subject to a CDSC in the event of a shareholder redemption within 12 months of purchase. Class B shares are subject to a CDSC in the event of a shareholder redemption within six years of purchase. All contingent deferred sales charges are paid to MFD and during the six months ended April 30, 2015, were as follows:

Amount
Class A	$735
Class B	34,342
Class C	5,418

Shareholder Servicing Agent – MFS Service Center, Inc. (MFSC), a wholly-owned subsidiary of MFS, receives a fee from the fund for its services as shareholder servicing agent calculated as a percentage of the average daily net assets of the fund as determined periodically under the supervision of the fund’s Board of Trustees. For the six months ended April 30, 2015, the fee was $60,498, which equated to 0.0374% annually of the fund’s average daily net assets. MFSC also receives payment from the fund for out-of-pocket expenses, sub-accounting and other shareholder servicing costs which may be paid to affiliated and unaffiliated service providers. For the six months ended April 30, 2015, these out-of-pocket expenses, sub-accounting and other shareholder servicing costs amounted to $168,497.

Notes to Financial Statements (unaudited) – continued

Administrator – MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to the fund. Under an administrative services agreement, the fund reimburses MFS the costs incurred to provide these services. The fund is charged an annual fixed amount of $17,500 plus a fee based on average daily net assets. The administrative services fee incurred for the six months ended April 30, 2015 was equivalent to an annual effective rate of 0.0191% of the fund’s average daily net assets.

Trustees’ and Officers’ Compensation – The fund pays compensation to independent Trustees in the form of a retainer, attendance fees, and additional compensation to Board and Committee chairpersons. The fund does not pay compensation directly to Trustees or officers of the fund who are also officers of the investment adviser, all of whom receive remuneration for their services to the fund from MFS. Certain officers and Trustees of the fund are officers or directors of MFS, MFD, and MFSC.

Prior to December 31, 2001, the fund had an unfunded defined benefit plan (“DB plan”) for independent Trustees. As of December 31, 2001, the Board took action to terminate the DB plan with respect to then-current and any future independent Trustees, such that the DB plan covers only certain of those former independent Trustees who retired on or before December 31, 2001. The DB plan resulted in a pension expense of $212 and is included in “Independent Trustees’ compensation” in the Statement of Operations for the six months ended April 30, 2015. The liability for deferred retirement benefits payable to certain independent Trustees under the DB plan amounted to $7,921 at April 30, 2015, and is included in “Payable for independent Trustees’ compensation” in the Statement of Assets and Liabilities.

Other – This fund and certain other funds managed by MFS (the funds) have entered into a service agreement (the ISO Agreement) which provides for payment of fees solely by the funds to Tarantino LLC in return for the provision of services of an Independent Senior Officer (ISO) for the funds. Frank L. Tarantino serves as the ISO and is an officer of the funds and the sole member of Tarantino LLC. The funds can terminate the ISO Agreement with Tarantino LLC at any time under the terms of the ISO Agreement. For the six months ended April 30, 2015, the fee paid by the fund under this agreement was $614 and is included in “Miscellaneous” expense in the Statement of Operations. MFS has agreed to bear all expenses associated with office space, other administrative support, and supplies provided to the ISO.

The fund invests in the MFS Institutional Money Market Portfolio which is managed by MFS and seeks current income consistent with preservation of capital and liquidity. Income earned on this investment is included in “Dividends from underlying affiliated funds” in the Statement of Operations. This money market fund does not pay a management fee to MFS.

The fund invests in the High Yield Pooled Portfolio. The High Yield Pooled Portfolio is a mutual fund advised by MFS that does not pay management fees to MFS but does incur investment and operating costs. The High Yield Pooled Portfolio is designed to be used by MFS funds to invest in a particular security type rather than invest in the security type directly. The fund invests in the High Yield Pooled Portfolio to gain exposure to high income debt instruments, rather than investing in high income debt instruments directly.

Notes to Financial Statements (unaudited) – continued

(4) Portfolio Securities

For the six months ended April 30, 2015, purchases and sales of investments, other than short-term obligations, were as follows:

	Purchases	Sales
U.S. Government securities	$—	$141,650
Investments (non-U.S. Government securities)	$49,159,375	$53,310,310

(5) Shares of Beneficial Interest

The fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in fund shares were as follows:

	Six months ended 4/30/15		Year ended 10/31/14
	Shares	Amount	Shares	Amount
Shares sold
Class A	2,671,451	$17,738,096	6,899,750	$46,672,806
Class B	181,508	1,198,592	876,474	5,889,795
Class C	582,134	3,829,899	1,754,172	11,734,292
Class I	881,317	5,842,486	1,157,363	7,830,724
	4,316,410	$28,609,073	10,687,759	$72,127,617

Shares issued to shareholders in reinvestment of distributions
Class A	615,793	$4,093,948	1,297,653	$8,774,495
Class B	68,559	452,474	165,286	1,109,409
Class C	102,788	676,319	225,387	1,508,125
Class I	38,196	253,698	76,429	516,695
	825,336	$5,476,439	1,764,755	$11,908,724

Shares reacquired
Class A	(3,187,988)	$(21,171,673)	(6,368,007)	$(43,063,848)
Class B	(636,127)	(4,193,390)	(1,320,110)	(8,857,239)
Class C	(1,008,126)	(6,626,661)	(1,674,518)	(11,191,094)
Class I	(818,587)	(5,431,552)	(563,886)	(3,806,926)
	(5,650,828)	$(37,423,276)	(9,926,521)	$(66,919,107)

Net change
Class A	99,256	$660,371	1,829,396	$12,383,453
Class B	(386,060)	(2,542,324)	(278,350)	(1,858,035)
Class C	(323,204)	(2,120,443)	305,041	2,051,323
Class I	100,926	664,632	669,906	4,540,493
	(509,082)	$(3,337,764)	2,525,993	$17,117,234

(6) Line of Credit

The fund and certain other funds managed by MFS participate in a $1.25 billion unsecured committed line of credit, subject to a $1 billion sublimit, provided by a syndication of banks under a credit agreement. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings,

Notes to Financial Statements (unaudited) – continued

generally at a rate equal to the higher of the Federal Reserve funds rate or one month LIBOR plus an agreed upon spread. A commitment fee, based on the average daily, unused portion of the committed line of credit, is allocated among the participating funds at the end of each calendar quarter. In addition, the fund and other funds managed by MFS have established unsecured uncommitted borrowing arrangements with certain banks for temporary financing needs. Interest is charged to each fund, based on its borrowings, at a rate equal to the Federal Reserve funds rate plus an agreed upon spread. For the six months ended April 30, 2015, the fund’s commitment fee and interest expense were $582 and $0, respectively, and are included in “Miscellaneous” expense in the Statement of Operations.

(7) Transactions in Underlying Affiliated Funds-Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be affiliated issuers:

Underlying Affiliated Funds	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS High Yield Pooled Portfolio	11,538,893	685,825	(550,587)	11,674,131
MFS Institutional Money Market Portfolio	6,767,719	38,384,942	(38,229,216)	6,923,445

Underlying Affiliated Funds	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS High Yield Pooled Portfolio	$300,610	$778,795	$3,415,359	$112,421,883
MFS Institutional Money Market Portfolio	—	—	2,829	6,923,445

Total	$300,610	$778,795	$3,418,188	$119,345,328

PROXY VOTING POLICIES AND INFORMATION

MFS votes proxies on behalf of the fund pursuant to proxy voting policies and procedures that are available without charge, upon request, by calling 1-800-225-2606, by visiting the Proxy Voting section of mfs.com or by visiting the SEC’s Web site at http://www.sec.gov.

Information regarding how the fund voted proxies relating to portfolio securities during the twelve-month period ended June 30, 2014 is available without charge by visiting the Proxy Voting section of mfs.com or by visiting the SEC’s Web site at http://www.sec.gov.

QUARTERLY PORTFOLIO DISCLOSURE

The fund will file a complete schedule of portfolio holdings with the Securities and Exchange Commission (the Commission) for the first and third quarters of each fiscal year on Form N-Q. A shareholder can obtain the quarterly portfolio holdings report at mfs.com. The fund’s Form N-Q is also available on the EDGAR database on the Commission’s Internet Web site at http://www.sec.gov, and may be reviewed and copied at the:

Public Reference Room

Securities and Exchange Commission

100 F Street, NE, Room 1580

Washington, D.C. 20549

Information on the operation of the Public Reference Room may be obtained by calling the Commission at 1-800-SEC-0330. Copies of the fund’s Form N-Q also may be obtained, upon payment of a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov or by writing the Public Reference Section at the above address.

FURTHER INFORMATION

From time to time, MFS may post important information about the fund or the MFS funds on the MFS web site (mfs.com). This information is available by visiting the “Market Commentary” and “Announcements” sub sections in the “Market Outlooks” section of mfs.com or by clicking on the fund’s name under “Mutual Funds” in the “Products” section of mfs.com.

PROVISION OF FINANCIAL REPORTS AND SUMMARY PROSPECTUSES

The fund produces financial reports every six months and updates its summary prospectus and prospectus annually. To avoid sending duplicate copies of materials to households, only one copy of the fund’s annual and semiannual report and summary prospectus may be mailed to shareholders having the same last name and residential address on the fund’s records. However, any shareholder may contact MFSC (please see back cover for address and telephone number) to request that copies of these reports and summary prospectuses be sent personally to that shareholder.

Save paper with eDelivery.

MFS® will send you prospectuses,

reports, and proxies directly via e-mail so you will get information faster with less mailbox clutter.

To sign up:

1. Go to mfs.com.

2. Log in via MFS® Access.

3. Select eDelivery.

If you own your MFS fund shares through a financial institution or a retirement plan, MFS® TALK, MFS® Access, or eDelivery may not be available to you.

CONTACT

WEB SITE

mfs.com

MFS TALK

1-800-637-8255

24 hours a day

ACCOUNT SERVICE AND LITERATURE

Shareholders

1-800-225-2606

Financial advisors

1-800-343-2829

Retirement plan services

1-800-637-1255

MAILING ADDRESS

MFS Service Center, Inc.

P.O. Box 55824

Boston, MA 02205-5824

OVERNIGHT MAIL

MFS Service Center, Inc.

c/o Boston Financial Data Services

30 Dan Road

Canton, MA 02021-2809

ITEM 2.	CODE OF ETHICS.

During the period covered by this report, the Registrant has not amended any provision in its Code of Ethics (the “Code”) that relates to an element of the Code’s definitions enumerated in paragraph (b) of Item 2 of this Form N-CSR. During the period covered by this report, the Registrant did not grant a waiver, including an implicit waiver, from any provision of the Code.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable for semi-annual reports.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable for semi-annual reports.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable to the Registrant.

ITEM 6.	INVESTMENTS

A schedule of investments for each series of the Registrant is included as part of the report to shareholders of such series under Item 1 of this Form N-CSR.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to the Registrant.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to the Registrant.

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable to the Registrant.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There were no material changes to the procedures by which shareholders may send recommendations to the Board for nominees to the Registrant’s Board since the Registrant last provided disclosure as to such procedures in response to the requirements of Item 407 (c)(2)(iv) of Regulation S-K or this Item.

ITEM 11.	CONTROLS AND PROCEDURES.

(a)	Based upon their evaluation of the effectiveness of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as conducted within 90 days of the filing date of this report on Form N-CSR, the registrant’s principal financial officer and principal executive officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)	There were no changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by the report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 12.	EXHIBITS.

(a)	File the exhibits listed below as part of this form. Letter or number the exhibits in the sequence indicated.

(1)	Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit.

(2)	A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2): Attached hereto.

(b)	If the report is filed under Section 13(a) or 15(d) of the Exchange Act, provide the certifications required by Rule 30a-2(b) under the Act (17 CFR 270.30a-2(b)), Rule 13a-14(b) or Rule 15d-14(b) under the Exchange Act (17 CFR 240.13a-14(b) or 240.15d-14(b)) and Section 1350 of Chapter 63 of Title 18 of the United States Code (18 U.S.C. 1350) as an exhibit. A certification furnished pursuant to this paragraph will not be deemed “filed” for the purposes of Section 18 of the Exchange Act (15 U.S.C. 78r), or otherwise subject to the liability of that section. Such certification will not be deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Exchange Act, except to the extent that the registrant specifically incorporates it by reference: Attached hereto.

Notice

A copy of the Amended and Restated Declaration of Trust, as amended, of the Registrant is on file with the Secretary of State of The Commonwealth of Massachusetts and notice is hereby given that this instrument is executed on behalf of the Registrant by an officer of the Registrant as an officer and not individually and the obligations of or arising out of this instrument are not binding upon any of the Trustees or shareholders individually, but are binding only upon the assets and property of the respective constituent series of the Registrant.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) MFS SERIES TRUST VIII

By (Signature and Title)*	ROBIN A. STELMACH
Robin A. Stelmach, President

Date: June 16, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	ROBIN A. STELMACH
Robin A. Stelmach, President (Principal Executive Officer)

Date: June 16, 2015

By (Signature and Title)*	DAVID L. DILORENZO
David L. DiLorenzo, Treasurer (Principal Financial Officer and Accounting Officer)

Date: June 16, 2015

*	Print name and title of each signing officer under his or her signature.